N-4		12 Months Ended
	May 01, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prospectus:
Document Type	N-4
Entity Registrant Name	MEMBERS Life Insurance Company
Entity Central Index Key	0001562577
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, based in part on the investment performance of an external Index over the
Interest Term, subject to the Crediting Strategy unique to each Risk Control Account (shown in the table above). For each Risk Control Account, the Index Return, which can be positive or negative, is calculated by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest
Term.

Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]	The Floor, Buffer, and Boost may provide protection by limiting the amount of negative interest credited to you from negative Index performance.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	The Floor, Buffer, and Boost do not limit losses from the Surrender Charge, Market Value Adjustment, Interim Value calculation, Income Benefit Fee, proportionate calculations, or taxes.
Index-Linked Option Overview, Limits Positive Return [Text Block]	The Cap Rate, Participation Rate, and Dual Step Rate may limit the amount of interest you can earn from positive Index performance.
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	It is possible in extreme circumstances to lose up to 100%
of your principal and previously credited interest due to the Surrender Charge, Interim Value calculation, Market Value Adjustment, Income Benefit Fee, proportionate calculations, and taxes.
Overview, Transactions Subject to Contract Adjustments [Text Block]	The decision to make a Flex Transfer
could therefore significantly negatively impact your Risk Control Account Value, which impacts other values under the Contract and the amount you receive from any payments.

Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE® ZONECHOICE INCOME ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take an Excess Withdrawal during the first six Contract Years, you may pay a Surrender
Charge of up to 8% of the amount withdrawn that exceeds the
Annual Free Withdrawal Amount. For example, if you were to
surrender your Contract during the first Contract Year, you could pay a surrender charge of up to $7,200 on a $100,000 investment.
Your loss will be greater if there is a negative Market Value
Adjustment, negative Interim Value adjustment, income taxes, or an additional tax.
If you surrender your Contract or take an Excess Withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value
Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount.
A negative Market Value Adjustment could significantly decrease the amount you receive from an Excess Withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value ($90,000 of a
$100,000 investment).
For Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for Income Benefit Payments), make a
Flex Transfer, surrender your Contract, die, begin Payout Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the
Interim Value and will reduce the Crediting Base proportionally. The
Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk
Control Account, which could result in the loss of your principal and previously credited interest. In extreme circumstances, losses from the Interim Value calculation could be as high as 100% of your Risk
Control Account Value ($100,000 of a $100,000 investment).
The Floor, Buffer, and Boost do not limit losses from the Surrender
Charge, Market Value Adjustment, Income Benefit Fee, Interim
Value calculation, proportionate calculations, or taxes; however, full surrenders from the Fixed Account are subject to the Fixed Account
Nonforfeiture Value.
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Allocation Options you
choose.
There is an implicit ongoing fee on the Risk Control Accounts to the extent that the Cap Rate, Participation Rate, or Dual Step
Rate limit your participation in Index gains, which is not
reflected in the tables below. This means your returns may be lower than the Index's returns; however, in exchange for
accepting limits on Index gains, you receive some protection from Index losses through the Floors, Buffers, and Boosts.
Please refer to your Contract Data Page and Rider Data Page for information about the specific fees you will pay each year based on the options you have elected.
We assess an annual Income Benefit Fee. The current Income
Benefit Fee Rate and table showing the lowest and highest
annual cost is provided in the Income Benefit Supplement.
Once your Contract is issued, your Income Benefit Fee Rate will not change for the life of your Contract.
Fee Table Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Income Benefit Fee Rate(1)	See Income Benefit Supplement.
(1) As a percentage of the average daily Income Benefit Base for the prior Contract Year.
Because your Contract is customizable, the choices you make
affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from
the Contract, which could result in Surrender Charges,
negative Interim Value calculations, and a negative Market
Value Adjustment that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
See Income Benefit Supplement.
RISKS				Location in Prospectus

Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract, including loss of principal and previously credited interest, due to negative
Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a Floor of -10%)
each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the
Index declines by 100%) each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the
Index declines by 100%) each Interest Term due to negative Index performance.
The Fixed Account and a Risk Control Account with a 0%
Floor, a minimum 1% Cap Rate, and a minimum 100%
Participation Rate will always be available. However, we may change or discontinue some or all of the other Allocation
Options; any remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
Principal Risks of Investing in the Contract

Is this a Short- Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Excess Withdrawals and surrenders may be subject to a Surrender
Charge and a Market Value Adjustment (which may be positive or negative) to the extent they exceed the Annual Free Withdrawal
Amount. All withdrawals and surrenders (including withdrawals for
Income Benefit Payments) from a Risk Control Account before the end of an Interest Term are subject to the Interim Value calculation
(which may be positive or negative) and proportional adjustment of the Crediting Base. Amounts withdrawn are also subject to federal and state income taxes, and, if taken before age 59½, a 10%
additional tax. Excess Withdrawals will also reduce the Death
Benefit and Income Benefit Payment, perhaps by significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The Risk Control Accounts
available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized
Request at least one Business Day before the end of the current
Interest Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same Risk
Control Account is not available, we will apply the value to the
Fixed Account. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk
Control Account.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the Contract.
Each Allocation Option, including the Risk Control Accounts and the
Fixed Account, has its own unique risks. You should review the
Allocation Options carefully before making an investment decision.
The Cap Rate, Participation Rate, and Dual Step Rate may limit positive Index returns. For example, if the Index performance is
20%, and the Cap Rate or Dual Step Rate (as applicable) is 10%, we will credit 10% in interest at the end of the Interest Term. If the
Index performance is 20%, and the Participation Rate is 10%, we will credit 2% (10% of 20%) in interest at the end of the Interest
Term. You may earn less than the Index performance as a result.
The Floor, Buffer, and Boost will limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and the
Floor is -10%, we will credit -10% at the end of the Interest Term. If the Index performance is -25% and the Buffer is -10%, we will credit -15% at the end of the Interest Term. If the Index
performance is -25% and the Boost is 10%, we will credit -15% at the end of the Interest Term.
Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce
Index performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Options Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Account and the Risk Control Accounts), guarantees (such as the Income
Benefit and Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus

Are There Restrictions on the Allocation Options?
Yes. As described below there are restrictions on certain features of allocations, transfers, withdrawals, and Allocation Option features.
The availability of Allocation Options, Contract benefits, and other
Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
Appendix B

Risk Control Account Restrictions. The Risk Control Accounts
available to you will vary depending upon which Income Benefit rider you select and whether it is before or after your you Income
Benefit Payment Start Date. The Risk Control Accounts are more limited in number and upside potential with the IncomeGrowth
Protection rider, and with the IncomeGrowth Performance rider for reallocations after the Income Benefit Payment Start Date. With the
IncomeGrowth Protection Rider, Risk Control Accounts are limited to the Floor with Participation Rate and Cap Rate Crediting
Strategies with one-year Interest Terms, and the Fixed Account. For the IncomeGrowth Performance Rider, after the Income Benefit
Payment Start Date, Risk Control Accounts with six-year Interest
Terms, including any Boost and Dual Step Rate options, are no longer available as reallocation options. See Appendix A.
Allocating Your Purchase Payment

Allocation Timing. Subject to the restrictions of the Income Benefit rider you elect and whether it is before or after your Income Benefit
Payment Start Date, each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term may be available every Contract
Anniversary, whereas an Allocation Option with a six-year Interest
Term may be available every sixth Contract Anniversary. If we add an Allocation Option, you will not be able to allocate your Contract
Value to the new Allocation Option until the start of the next available Interest Term for that Allocation Option. Allocation Options with six-year Interest Terms are not available with the
IncomeGrowth Protection Rider. Additionally, with respect to the
IncomeGrowth Performance rider, the six-year Interest Term is unavailable for reallocation after the Income Benefit Payment Start
Date, if the Payout Date is less than six years from the start of the
Interest Term, or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term.
Allocating Your Purchase Payment

Changes to Allocation Options and Features. We set the Cap
Rate, Participation Rate, Dual Step Rate and/or Fixed Interest Rate
at the start of each Interest Term and guarantee them for the duration of the Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Fixed Account and a Risk
Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate will always be available.
Otherwise, we may add, change, or discontinue Allocation
Options and Indices from time to time. The remaining
Allocation Options may have terms that are unacceptable to
you and may not provide any protection from Index losses,
which could result in the loss of the entire amount of your
Contract Value.
If there is a delay between the date we remove an Index for a Risk
Control Account and the date we add a substitute Index, your Risk
Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.
Risk Control Account Options
Are There any Restrictions on Contract Benefits?
Yes. The Benefits under the Contract, including Systematic
Withdrawals and automatic transfers, are subject to additional limitations on the amounts that you may request and the timing for requesting and terminating such programs. Market Value
Adjustments, Interim Value calculations, and Surrender Charges may apply.
Benefits Available under the Contract

TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified retirement plan or individual retirement account (IRA). Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10%
additional tax if taken before age 59½.
Federal Income Tax Matters
CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may include
cash bonuses, insurance benefits and financing arrangements.
Non-cash benefits may include conferences, seminars and trips
(including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may also pay asset-based commissions (sometimes called trail commissions) in addition to Purchase Payment-based
commissions. Investment professionals may also receive other payments from us for services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or recommend the Contract over another investment. You should ask your
investment professional for additional information about the compensation he or she receives in connection with your purchase of the Contract.
Other Information - Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

Charges for Early Withdrawals [Text Block]
Yes. If you surrender your Contract or take an Excess Withdrawal during the first six Contract Years, you may pay a Surrender
Charge of up to 8% of the amount withdrawn that exceeds the
Annual Free Withdrawal Amount. For example, if you were to
surrender your Contract during the first Contract Year, you could pay a surrender charge of up to $7,200 on a $100,000 investment.
Your loss will be greater if there is a negative Market Value
Adjustment, negative Interim Value adjustment, income taxes, or an additional tax.
If you surrender your Contract or take an Excess Withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value
Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount.
A negative Market Value Adjustment could significantly decrease the amount you receive from an Excess Withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value ($90,000 of a
$100,000 investment).
For Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for Income Benefit Payments), make a
Flex Transfer, surrender your Contract, die, begin Payout Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the
Interim Value and will reduce the Crediting Base proportionally. The
Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk
Control Account, which could result in the loss of your principal and previously credited interest. In extreme circumstances, losses from the Interim Value calculation could be as high as 100% of your Risk
Control Account Value ($100,000 of a $100,000 investment).
The Floor, Buffer, and Boost do not limit losses from the Surrender
Charge, Market Value Adjustment, Income Benefit Fee, Interim
Value calculation, proportionate calculations, or taxes; however, full surrenders from the Fixed Account are subject to the Fixed Account
Nonforfeiture Value.

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Other Amount) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 7,200
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you surrender your Contract or take an Excess Withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value
Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount.
A negative Market Value Adjustment could significantly decrease the amount you receive from an Excess Withdrawal or surrender.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	90.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value ($90,000 of a $100,000 investment).
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 90,000
Transaction Charges [Text Block]	No.
Key Information, Transactions Subject to Contract Adjustment [Text Block]	If you surrender your Contract or take an Excess Withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value Adjustment
(which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free
Withdrawal Amount.

Ongoing Fees and Expenses [Table Text Block]

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE® ZONECHOICE INCOME ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take an Excess Withdrawal during the first six Contract Years, you may pay a Surrender
Charge of up to 8% of the amount withdrawn that exceeds the
Annual Free Withdrawal Amount. For example, if you were to
surrender your Contract during the first Contract Year, you could pay a surrender charge of up to $7,200 on a $100,000 investment.
Your loss will be greater if there is a negative Market Value
Adjustment, negative Interim Value adjustment, income taxes, or an additional tax.
If you surrender your Contract or take an Excess Withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value
Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount.
A negative Market Value Adjustment could significantly decrease the amount you receive from an Excess Withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value ($90,000 of a
$100,000 investment).
For Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for Income Benefit Payments), make a
Flex Transfer, surrender your Contract, die, begin Payout Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the
Interim Value and will reduce the Crediting Base proportionally. The
Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk
Control Account, which could result in the loss of your principal and previously credited interest. In extreme circumstances, losses from the Interim Value calculation could be as high as 100% of your Risk
Control Account Value ($100,000 of a $100,000 investment).
The Floor, Buffer, and Boost do not limit losses from the Surrender
Charge, Market Value Adjustment, Income Benefit Fee, Interim
Value calculation, proportionate calculations, or taxes; however, full surrenders from the Fixed Account are subject to the Fixed Account
Nonforfeiture Value.
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Allocation Options you
choose.
There is an implicit ongoing fee on the Risk Control Accounts to the extent that the Cap Rate, Participation Rate, or Dual Step
Rate limit your participation in Index gains, which is not
reflected in the tables below. This means your returns may be lower than the Index's returns; however, in exchange for
accepting limits on Index gains, you receive some protection from Index losses through the Floors, Buffers, and Boosts.
Please refer to your Contract Data Page and Rider Data Page for information about the specific fees you will pay each year based on the options you have elected.
We assess an annual Income Benefit Fee. The current Income
Benefit Fee Rate and table showing the lowest and highest
annual cost is provided in the Income Benefit Supplement.
Once your Contract is issued, your Income Benefit Fee Rate will not change for the life of your Contract.
Fee Table Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Income Benefit Fee Rate(1)	See Income Benefit Supplement.
(1) As a percentage of the average daily Income Benefit Base for the prior Contract Year.
Because your Contract is customizable, the choices you make
affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from
the Contract, which could result in Surrender Charges,
negative Interim Value calculations, and a negative Market
Value Adjustment that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
See Income Benefit Supplement.
RISKS				Location in Prospectus

Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract, including loss of principal and previously credited interest, due to negative
Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a Floor of -10%)
each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the
Index declines by 100%) each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the
Index declines by 100%) each Interest Term due to negative Index performance.
The Fixed Account and a Risk Control Account with a 0%
Floor, a minimum 1% Cap Rate, and a minimum 100%
Participation Rate will always be available. However, we may change or discontinue some or all of the other Allocation
Options; any remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
Principal Risks of Investing in the Contract

Is this a Short- Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Excess Withdrawals and surrenders may be subject to a Surrender
Charge and a Market Value Adjustment (which may be positive or negative) to the extent they exceed the Annual Free Withdrawal
Amount. All withdrawals and surrenders (including withdrawals for
Income Benefit Payments) from a Risk Control Account before the end of an Interest Term are subject to the Interim Value calculation
(which may be positive or negative) and proportional adjustment of the Crediting Base. Amounts withdrawn are also subject to federal and state income taxes, and, if taken before age 59½, a 10%
additional tax. Excess Withdrawals will also reduce the Death
Benefit and Income Benefit Payment, perhaps by significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The Risk Control Accounts
available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized
Request at least one Business Day before the end of the current
Interest Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same Risk
Control Account is not available, we will apply the value to the
Fixed Account. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk
Control Account.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the Contract.
Each Allocation Option, including the Risk Control Accounts and the
Fixed Account, has its own unique risks. You should review the
Allocation Options carefully before making an investment decision.
The Cap Rate, Participation Rate, and Dual Step Rate may limit positive Index returns. For example, if the Index performance is
20%, and the Cap Rate or Dual Step Rate (as applicable) is 10%, we will credit 10% in interest at the end of the Interest Term. If the
Index performance is 20%, and the Participation Rate is 10%, we will credit 2% (10% of 20%) in interest at the end of the Interest
Term. You may earn less than the Index performance as a result.
The Floor, Buffer, and Boost will limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and the
Floor is -10%, we will credit -10% at the end of the Interest Term. If the Index performance is -25% and the Buffer is -10%, we will credit -15% at the end of the Interest Term. If the Index
performance is -25% and the Boost is 10%, we will credit -15% at the end of the Interest Term.
Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce
Index performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Options Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Account and the Risk Control Accounts), guarantees (such as the Income
Benefit and Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus

Are There Restrictions on the Allocation Options?
Yes. As described below there are restrictions on certain features of allocations, transfers, withdrawals, and Allocation Option features.
The availability of Allocation Options, Contract benefits, and other
Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
Appendix B

Risk Control Account Restrictions. The Risk Control Accounts
available to you will vary depending upon which Income Benefit rider you select and whether it is before or after your you Income
Benefit Payment Start Date. The Risk Control Accounts are more limited in number and upside potential with the IncomeGrowth
Protection rider, and with the IncomeGrowth Performance rider for reallocations after the Income Benefit Payment Start Date. With the
IncomeGrowth Protection Rider, Risk Control Accounts are limited to the Floor with Participation Rate and Cap Rate Crediting
Strategies with one-year Interest Terms, and the Fixed Account. For the IncomeGrowth Performance Rider, after the Income Benefit
Payment Start Date, Risk Control Accounts with six-year Interest
Terms, including any Boost and Dual Step Rate options, are no longer available as reallocation options. See Appendix A.
Allocating Your Purchase Payment

Allocation Timing. Subject to the restrictions of the Income Benefit rider you elect and whether it is before or after your Income Benefit
Payment Start Date, each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term may be available every Contract
Anniversary, whereas an Allocation Option with a six-year Interest
Term may be available every sixth Contract Anniversary. If we add an Allocation Option, you will not be able to allocate your Contract
Value to the new Allocation Option until the start of the next available Interest Term for that Allocation Option. Allocation Options with six-year Interest Terms are not available with the
IncomeGrowth Protection Rider. Additionally, with respect to the
IncomeGrowth Performance rider, the six-year Interest Term is unavailable for reallocation after the Income Benefit Payment Start
Date, if the Payout Date is less than six years from the start of the
Interest Term, or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term.
Allocating Your Purchase Payment

Changes to Allocation Options and Features. We set the Cap
Rate, Participation Rate, Dual Step Rate and/or Fixed Interest Rate
at the start of each Interest Term and guarantee them for the duration of the Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Fixed Account and a Risk
Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate will always be available.
Otherwise, we may add, change, or discontinue Allocation
Options and Indices from time to time. The remaining
Allocation Options may have terms that are unacceptable to
you and may not provide any protection from Index losses,
which could result in the loss of the entire amount of your
Contract Value.
If there is a delay between the date we remove an Index for a Risk
Control Account and the date we add a substitute Index, your Risk
Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.
Risk Control Account Options
Are There any Restrictions on Contract Benefits?
Yes. The Benefits under the Contract, including Systematic
Withdrawals and automatic transfers, are subject to additional limitations on the amounts that you may request and the timing for requesting and terminating such programs. Market Value
Adjustments, Interim Value calculations, and Surrender Charges may apply.
Benefits Available under the Contract

TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified retirement plan or individual retirement account (IRA). Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10%
additional tax if taken before age 59½.
Federal Income Tax Matters
CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may include
cash bonuses, insurance benefits and financing arrangements.
Non-cash benefits may include conferences, seminars and trips
(including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may also pay asset-based commissions (sometimes called trail commissions) in addition to Purchase Payment-based
commissions. Investment professionals may also receive other payments from us for services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or recommend the Contract over another investment. You should ask your
investment professional for additional information about the compensation he or she receives in connection with your purchase of the Contract.
Other Information - Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

Optional Benefits Footnotes [Text Block]	As a percentage of the average daily Income Benefit Base for the prior Contract Year.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on the Risk Control Accounts to the extent that the Cap Rate, Participation Rate, or Dual Step
Rate limit your participation in Index gains, which is not
reflected in the tables below.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means your returns may be lower than the Index's returns;
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	however, in exchange for accepting limits on Index gains, you receive some protection from Index losses through the Floors, Buffers, and Boosts.
Lowest and Highest Annual Cost [Table Text Block]

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE® ZONECHOICE INCOME ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take an Excess Withdrawal during the first six Contract Years, you may pay a Surrender
Charge of up to 8% of the amount withdrawn that exceeds the
Annual Free Withdrawal Amount. For example, if you were to
surrender your Contract during the first Contract Year, you could pay a surrender charge of up to $7,200 on a $100,000 investment.
Your loss will be greater if there is a negative Market Value
Adjustment, negative Interim Value adjustment, income taxes, or an additional tax.
If you surrender your Contract or take an Excess Withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value
Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount.
A negative Market Value Adjustment could significantly decrease the amount you receive from an Excess Withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value ($90,000 of a
$100,000 investment).
For Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for Income Benefit Payments), make a
Flex Transfer, surrender your Contract, die, begin Payout Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the
Interim Value and will reduce the Crediting Base proportionally. The
Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk
Control Account, which could result in the loss of your principal and previously credited interest. In extreme circumstances, losses from the Interim Value calculation could be as high as 100% of your Risk
Control Account Value ($100,000 of a $100,000 investment).
The Floor, Buffer, and Boost do not limit losses from the Surrender
Charge, Market Value Adjustment, Income Benefit Fee, Interim
Value calculation, proportionate calculations, or taxes; however, full surrenders from the Fixed Account are subject to the Fixed Account
Nonforfeiture Value.
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Allocation Options you
choose.
There is an implicit ongoing fee on the Risk Control Accounts to the extent that the Cap Rate, Participation Rate, or Dual Step
Rate limit your participation in Index gains, which is not
reflected in the tables below. This means your returns may be lower than the Index's returns; however, in exchange for
accepting limits on Index gains, you receive some protection from Index losses through the Floors, Buffers, and Boosts.
Please refer to your Contract Data Page and Rider Data Page for information about the specific fees you will pay each year based on the options you have elected.
We assess an annual Income Benefit Fee. The current Income
Benefit Fee Rate and table showing the lowest and highest
annual cost is provided in the Income Benefit Supplement.
Once your Contract is issued, your Income Benefit Fee Rate will not change for the life of your Contract.
Fee Table Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Income Benefit Fee Rate(1)	See Income Benefit Supplement.
(1) As a percentage of the average daily Income Benefit Base for the prior Contract Year.
Because your Contract is customizable, the choices you make
affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from
the Contract, which could result in Surrender Charges,
negative Interim Value calculations, and a negative Market
Value Adjustment that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
See Income Benefit Supplement.
RISKS				Location in Prospectus

Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract, including loss of principal and previously credited interest, due to negative
Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a Floor of -10%)
each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the
Index declines by 100%) each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the
Index declines by 100%) each Interest Term due to negative Index performance.
The Fixed Account and a Risk Control Account with a 0%
Floor, a minimum 1% Cap Rate, and a minimum 100%
Participation Rate will always be available. However, we may change or discontinue some or all of the other Allocation
Options; any remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
Principal Risks of Investing in the Contract

Is this a Short- Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Excess Withdrawals and surrenders may be subject to a Surrender
Charge and a Market Value Adjustment (which may be positive or negative) to the extent they exceed the Annual Free Withdrawal
Amount. All withdrawals and surrenders (including withdrawals for
Income Benefit Payments) from a Risk Control Account before the end of an Interest Term are subject to the Interim Value calculation
(which may be positive or negative) and proportional adjustment of the Crediting Base. Amounts withdrawn are also subject to federal and state income taxes, and, if taken before age 59½, a 10%
additional tax. Excess Withdrawals will also reduce the Death
Benefit and Income Benefit Payment, perhaps by significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The Risk Control Accounts
available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized
Request at least one Business Day before the end of the current
Interest Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same Risk
Control Account is not available, we will apply the value to the
Fixed Account. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk
Control Account.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the Contract.
Each Allocation Option, including the Risk Control Accounts and the
Fixed Account, has its own unique risks. You should review the
Allocation Options carefully before making an investment decision.
The Cap Rate, Participation Rate, and Dual Step Rate may limit positive Index returns. For example, if the Index performance is
20%, and the Cap Rate or Dual Step Rate (as applicable) is 10%, we will credit 10% in interest at the end of the Interest Term. If the
Index performance is 20%, and the Participation Rate is 10%, we will credit 2% (10% of 20%) in interest at the end of the Interest
Term. You may earn less than the Index performance as a result.
The Floor, Buffer, and Boost will limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and the
Floor is -10%, we will credit -10% at the end of the Interest Term. If the Index performance is -25% and the Buffer is -10%, we will credit -15% at the end of the Interest Term. If the Index
performance is -25% and the Boost is 10%, we will credit -15% at the end of the Interest Term.
Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce
Index performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Options Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Account and the Risk Control Accounts), guarantees (such as the Income
Benefit and Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus

Are There Restrictions on the Allocation Options?
Yes. As described below there are restrictions on certain features of allocations, transfers, withdrawals, and Allocation Option features.
The availability of Allocation Options, Contract benefits, and other
Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
Appendix B

Risk Control Account Restrictions. The Risk Control Accounts
available to you will vary depending upon which Income Benefit rider you select and whether it is before or after your you Income
Benefit Payment Start Date. The Risk Control Accounts are more limited in number and upside potential with the IncomeGrowth
Protection rider, and with the IncomeGrowth Performance rider for reallocations after the Income Benefit Payment Start Date. With the
IncomeGrowth Protection Rider, Risk Control Accounts are limited to the Floor with Participation Rate and Cap Rate Crediting
Strategies with one-year Interest Terms, and the Fixed Account. For the IncomeGrowth Performance Rider, after the Income Benefit
Payment Start Date, Risk Control Accounts with six-year Interest
Terms, including any Boost and Dual Step Rate options, are no longer available as reallocation options. See Appendix A.
Allocating Your Purchase Payment

Allocation Timing. Subject to the restrictions of the Income Benefit rider you elect and whether it is before or after your Income Benefit
Payment Start Date, each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term may be available every Contract
Anniversary, whereas an Allocation Option with a six-year Interest
Term may be available every sixth Contract Anniversary. If we add an Allocation Option, you will not be able to allocate your Contract
Value to the new Allocation Option until the start of the next available Interest Term for that Allocation Option. Allocation Options with six-year Interest Terms are not available with the
IncomeGrowth Protection Rider. Additionally, with respect to the
IncomeGrowth Performance rider, the six-year Interest Term is unavailable for reallocation after the Income Benefit Payment Start
Date, if the Payout Date is less than six years from the start of the
Interest Term, or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term.
Allocating Your Purchase Payment

Changes to Allocation Options and Features. We set the Cap
Rate, Participation Rate, Dual Step Rate and/or Fixed Interest Rate
at the start of each Interest Term and guarantee them for the duration of the Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Fixed Account and a Risk
Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate will always be available.
Otherwise, we may add, change, or discontinue Allocation
Options and Indices from time to time. The remaining
Allocation Options may have terms that are unacceptable to
you and may not provide any protection from Index losses,
which could result in the loss of the entire amount of your
Contract Value.
If there is a delay between the date we remove an Index for a Risk
Control Account and the date we add a substitute Index, your Risk
Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.
Risk Control Account Options
Are There any Restrictions on Contract Benefits?
Yes. The Benefits under the Contract, including Systematic
Withdrawals and automatic transfers, are subject to additional limitations on the amounts that you may request and the timing for requesting and terminating such programs. Market Value
Adjustments, Interim Value calculations, and Surrender Charges may apply.
Benefits Available under the Contract

TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified retirement plan or individual retirement account (IRA). Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10%
additional tax if taken before age 59½.
Federal Income Tax Matters
CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may include
cash bonuses, insurance benefits and financing arrangements.
Non-cash benefits may include conferences, seminars and trips
(including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may also pay asset-based commissions (sometimes called trail commissions) in addition to Purchase Payment-based
commissions. Investment professionals may also receive other payments from us for services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or recommend the Contract over another investment. You should ask your
investment professional for additional information about the compensation he or she receives in connection with your purchase of the Contract.
Other Information - Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

Risks [Table Text Block]

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE® ZONECHOICE INCOME ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take an Excess Withdrawal during the first six Contract Years, you may pay a Surrender
Charge of up to 8% of the amount withdrawn that exceeds the
Annual Free Withdrawal Amount. For example, if you were to
surrender your Contract during the first Contract Year, you could pay a surrender charge of up to $7,200 on a $100,000 investment.
Your loss will be greater if there is a negative Market Value
Adjustment, negative Interim Value adjustment, income taxes, or an additional tax.
If you surrender your Contract or take an Excess Withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value
Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount.
A negative Market Value Adjustment could significantly decrease the amount you receive from an Excess Withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value ($90,000 of a
$100,000 investment).
For Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for Income Benefit Payments), make a
Flex Transfer, surrender your Contract, die, begin Payout Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the
Interim Value and will reduce the Crediting Base proportionally. The
Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk
Control Account, which could result in the loss of your principal and previously credited interest. In extreme circumstances, losses from the Interim Value calculation could be as high as 100% of your Risk
Control Account Value ($100,000 of a $100,000 investment).
The Floor, Buffer, and Boost do not limit losses from the Surrender
Charge, Market Value Adjustment, Income Benefit Fee, Interim
Value calculation, proportionate calculations, or taxes; however, full surrenders from the Fixed Account are subject to the Fixed Account
Nonforfeiture Value.
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Allocation Options you
choose.
There is an implicit ongoing fee on the Risk Control Accounts to the extent that the Cap Rate, Participation Rate, or Dual Step
Rate limit your participation in Index gains, which is not
reflected in the tables below. This means your returns may be lower than the Index's returns; however, in exchange for
accepting limits on Index gains, you receive some protection from Index losses through the Floors, Buffers, and Boosts.
Please refer to your Contract Data Page and Rider Data Page for information about the specific fees you will pay each year based on the options you have elected.
We assess an annual Income Benefit Fee. The current Income
Benefit Fee Rate and table showing the lowest and highest
annual cost is provided in the Income Benefit Supplement.
Once your Contract is issued, your Income Benefit Fee Rate will not change for the life of your Contract.
Fee Table Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Income Benefit Fee Rate(1)	See Income Benefit Supplement.
(1) As a percentage of the average daily Income Benefit Base for the prior Contract Year.
Because your Contract is customizable, the choices you make
affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from
the Contract, which could result in Surrender Charges,
negative Interim Value calculations, and a negative Market
Value Adjustment that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
See Income Benefit Supplement.
RISKS				Location in Prospectus

Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract, including loss of principal and previously credited interest, due to negative
Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a Floor of -10%)
each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the
Index declines by 100%) each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the
Index declines by 100%) each Interest Term due to negative Index performance.
The Fixed Account and a Risk Control Account with a 0%
Floor, a minimum 1% Cap Rate, and a minimum 100%
Participation Rate will always be available. However, we may change or discontinue some or all of the other Allocation
Options; any remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
Principal Risks of Investing in the Contract

Is this a Short- Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Excess Withdrawals and surrenders may be subject to a Surrender
Charge and a Market Value Adjustment (which may be positive or negative) to the extent they exceed the Annual Free Withdrawal
Amount. All withdrawals and surrenders (including withdrawals for
Income Benefit Payments) from a Risk Control Account before the end of an Interest Term are subject to the Interim Value calculation
(which may be positive or negative) and proportional adjustment of the Crediting Base. Amounts withdrawn are also subject to federal and state income taxes, and, if taken before age 59½, a 10%
additional tax. Excess Withdrawals will also reduce the Death
Benefit and Income Benefit Payment, perhaps by significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The Risk Control Accounts
available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized
Request at least one Business Day before the end of the current
Interest Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same Risk
Control Account is not available, we will apply the value to the
Fixed Account. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk
Control Account.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the Contract.
Each Allocation Option, including the Risk Control Accounts and the
Fixed Account, has its own unique risks. You should review the
Allocation Options carefully before making an investment decision.
The Cap Rate, Participation Rate, and Dual Step Rate may limit positive Index returns. For example, if the Index performance is
20%, and the Cap Rate or Dual Step Rate (as applicable) is 10%, we will credit 10% in interest at the end of the Interest Term. If the
Index performance is 20%, and the Participation Rate is 10%, we will credit 2% (10% of 20%) in interest at the end of the Interest
Term. You may earn less than the Index performance as a result.
The Floor, Buffer, and Boost will limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and the
Floor is -10%, we will credit -10% at the end of the Interest Term. If the Index performance is -25% and the Buffer is -10%, we will credit -15% at the end of the Interest Term. If the Index
performance is -25% and the Boost is 10%, we will credit -15% at the end of the Interest Term.
Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce
Index performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Options Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Account and the Risk Control Accounts), guarantees (such as the Income
Benefit and Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus

Are There Restrictions on the Allocation Options?
Yes. As described below there are restrictions on certain features of allocations, transfers, withdrawals, and Allocation Option features.
The availability of Allocation Options, Contract benefits, and other
Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
Appendix B

Risk Control Account Restrictions. The Risk Control Accounts
available to you will vary depending upon which Income Benefit rider you select and whether it is before or after your you Income
Benefit Payment Start Date. The Risk Control Accounts are more limited in number and upside potential with the IncomeGrowth
Protection rider, and with the IncomeGrowth Performance rider for reallocations after the Income Benefit Payment Start Date. With the
IncomeGrowth Protection Rider, Risk Control Accounts are limited to the Floor with Participation Rate and Cap Rate Crediting
Strategies with one-year Interest Terms, and the Fixed Account. For the IncomeGrowth Performance Rider, after the Income Benefit
Payment Start Date, Risk Control Accounts with six-year Interest
Terms, including any Boost and Dual Step Rate options, are no longer available as reallocation options. See Appendix A.
Allocating Your Purchase Payment

Allocation Timing. Subject to the restrictions of the Income Benefit rider you elect and whether it is before or after your Income Benefit
Payment Start Date, each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term may be available every Contract
Anniversary, whereas an Allocation Option with a six-year Interest
Term may be available every sixth Contract Anniversary. If we add an Allocation Option, you will not be able to allocate your Contract
Value to the new Allocation Option until the start of the next available Interest Term for that Allocation Option. Allocation Options with six-year Interest Terms are not available with the
IncomeGrowth Protection Rider. Additionally, with respect to the
IncomeGrowth Performance rider, the six-year Interest Term is unavailable for reallocation after the Income Benefit Payment Start
Date, if the Payout Date is less than six years from the start of the
Interest Term, or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term.
Allocating Your Purchase Payment

Changes to Allocation Options and Features. We set the Cap
Rate, Participation Rate, Dual Step Rate and/or Fixed Interest Rate
at the start of each Interest Term and guarantee them for the duration of the Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Fixed Account and a Risk
Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate will always be available.
Otherwise, we may add, change, or discontinue Allocation
Options and Indices from time to time. The remaining
Allocation Options may have terms that are unacceptable to
you and may not provide any protection from Index losses,
which could result in the loss of the entire amount of your
Contract Value.
If there is a delay between the date we remove an Index for a Risk
Control Account and the date we add a substitute Index, your Risk
Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.
Risk Control Account Options
Are There any Restrictions on Contract Benefits?
Yes. The Benefits under the Contract, including Systematic
Withdrawals and automatic transfers, are subject to additional limitations on the amounts that you may request and the timing for requesting and terminating such programs. Market Value
Adjustments, Interim Value calculations, and Surrender Charges may apply.
Benefits Available under the Contract

TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified retirement plan or individual retirement account (IRA). Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10%
additional tax if taken before age 59½.
Federal Income Tax Matters
CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may include
cash bonuses, insurance benefits and financing arrangements.
Non-cash benefits may include conferences, seminars and trips
(including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may also pay asset-based commissions (sometimes called trail commissions) in addition to Purchase Payment-based
commissions. Investment professionals may also receive other payments from us for services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or recommend the Contract over another investment. You should ask your
investment professional for additional information about the compensation he or she receives in connection with your purchase of the Contract.
Other Information - Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

Investment Restrictions [Text Block]
Yes. As described below there are restrictions on certain features of allocations, transfers, withdrawals, and Allocation Option features.
The availability of Allocation Options, Contract benefits, and other
Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
Risk Control Account Restrictions. The Risk Control Accounts
available to you will vary depending upon which Income Benefit rider you select and whether it is before or after your you Income
Benefit Payment Start Date. The Risk Control Accounts are more limited in number and upside potential with the IncomeGrowth
Protection rider, and with the IncomeGrowth Performance rider for reallocations after the Income Benefit Payment Start Date. With the
IncomeGrowth Protection Rider, Risk Control Accounts are limited to the Floor with Participation Rate and Cap Rate Crediting
Strategies with one-year Interest Terms, and the Fixed Account. For the IncomeGrowth Performance Rider, after the Income Benefit
Payment Start Date, Risk Control Accounts with six-year Interest
Terms, including any Boost and Dual Step Rate options, are no longer available as reallocation options. See Appendix A.
Allocation Timing. Subject to the restrictions of the Income Benefit rider you elect and whether it is before or after your Income Benefit
Payment Start Date, each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term may be available every Contract
Anniversary, whereas an Allocation Option with a six-year Interest
Term may be available every sixth Contract Anniversary. If we add an Allocation Option, you will not be able to allocate your Contract
Value to the new Allocation Option until the start of the next available Interest Term for that Allocation Option. Allocation Options with six-year Interest Terms are not available with the
IncomeGrowth Protection Rider. Additionally, with respect to the
IncomeGrowth Performance rider, the six-year Interest Term is unavailable for reallocation after the Income Benefit Payment Start
Date, if the Payout Date is less than six years from the start of the
Interest Term, or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term.
Changes to Allocation Options and Features. We set the Cap
Rate, Participation Rate, Dual Step Rate and/or Fixed Interest Rate
at the start of each Interest Term and guarantee them for the duration of the Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Fixed Account and a Risk
Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate will always be available.
Otherwise, we may add, change, or discontinue Allocation
Options and Indices from time to time. The remaining
Allocation Options may have terms that are unacceptable to
you and may not provide any protection from Index losses,
which could result in the loss of the entire amount of your
Contract Value.
If there is a delay between the date we remove an Index for a Risk
Control Account and the date we add a substitute Index, your Risk
Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.

Key Information, Benefit Restrictions [Text Block]
Yes. The Benefits under the Contract, including Systematic
Withdrawals and automatic transfers, are subject to additional limitations on the amounts that you may request and the timing for requesting and terminating such programs. Market Value
Adjustments, Interim Value calculations, and Surrender Charges may apply.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified retirement plan or individual retirement account (IRA). Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10%
additional tax if taken before age 59½.

Investment Professional Compensation [Text Block]
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may include
cash bonuses, insurance benefits and financing arrangements.
Non-cash benefits may include conferences, seminars and trips
(including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may also pay asset-based commissions (sometimes called trail commissions) in addition to Purchase Payment-based
commissions. Investment professionals may also receive other payments from us for services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or recommend the Contract over another investment. You should ask your
investment professional for additional information about the compensation he or she receives in connection with your purchase of the Contract.

Exchanges [Text Block]
You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Allocation Option or from the Contract.
Please refer to your Contract Data Page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an Allocation Option or from the Contract, transfer Contract
Value between Allocation Options, or request special services. State premium taxes may also be deducted.

Transaction Expenses	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	8%
(1)During the first six Contract Years, we deduct a Surrender Charge from each Excess Withdrawal or surrender that exceeds the
Annual Free Withdrawal Amount. We do not assess a Surrender Charge on certain withdrawals and surrenders, such as under the Nursing Home or Hospital Waiver or Terminal Illness Waiver.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Allocation Option or from the Contract prior to the end of an Interest Term.

Adjustments	Charge
Interim Value Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(1)	100%
Market Value Adjustment Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(2)	90%
(1)For Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for Income Benefit Payments), make a Flex Transfer, surrender your Contract, die, begin Payout Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting
Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account, which could result in the loss of your principal and previously credited interest.
(2)If you surrender your Contract or take an Excess Withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount. A negative Market Value Adjustment could significantly decrease the amount you receive from an Excess Withdrawal or surrender.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.

Annual Contract Expenses	Current Charge	Maximum Charge
Income Benefit Fee Rate(1) (as a percentage of the average daily Income Benefit Base for the prior Contract Year)(2)	See Income Benefit Supplement.	3%
(1)Once your Contract is issued, your Income Benefit Fee Rate will not change for the life of your Contract.
(2)The Income Benefit Fee is deducted proportionally from the Contract Value of each Allocation Option on each Contract
Anniversary.
In addition to the fees described above, the Cap Rates, Participation Rates, and Dual Step Rates
limit the amount you can earn with respect to each Risk Control Account. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]	The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an Allocation Option or from the Contract, transfer Contract
Value between Allocation Options, or request special services. State premium taxes may also be deducted.

Transaction Expenses	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	8%
(1)During the first six Contract Years, we deduct a Surrender Charge from each Excess Withdrawal or surrender that exceeds the
Annual Free Withdrawal Amount. We do not assess a Surrender Charge on certain withdrawals and surrenders, such as under the Nursing Home or Hospital Waiver or Terminal Illness Waiver.
Other Transaction Fee (of Other Amount), Maximum [Percent]	8.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	During the first six Contract Years, we deduct a Surrender Charge from each Excess Withdrawal or surrender that exceeds the
Annual Free Withdrawal Amount. We do not assess a Surrender Charge on certain withdrawals and surrenders, such as under the Nursing Home or Hospital Waiver or Terminal Illness Waiver.
Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Allocation Option or from the Contract prior to the end of an Interest Term.

Adjustments	Charge
Interim Value Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(1)	100%
Market Value Adjustment Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(2)	90%
(1)For Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for Income Benefit Payments), make a Flex Transfer, surrender your Contract, die, begin Payout Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting
Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account, which could result in the loss of your principal and previously credited interest.
(2)If you surrender your Contract or take an Excess Withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount. A negative Market Value Adjustment could significantly decrease the amount you receive from an Excess Withdrawal or surrender.

Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.

Annual Contract Expenses	Current Charge	Maximum Charge
Income Benefit Fee Rate(1) (as a percentage of the average daily Income Benefit Base for the prior Contract Year)(2)	See Income Benefit Supplement.	3%
(1)Once your Contract is issued, your Income Benefit Fee Rate will not change for the life of your Contract.
(2)The Income Benefit Fee is deducted proportionally from the Contract Value of each Allocation Option on each Contract
Anniversary.

Optional Benefit Expense (of Benefit Base), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	Once your Contract is issued, your Income Benefit Fee Rate will not change for the life of your Contract.
(2)The Income Benefit Fee is deducted proportionally from the Contract Value of each Allocation Option on each Contract
Anniversary.

Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, the Cap Rates, Participation Rates, and Dual Step Rates
limit the amount you can earn with respect to each Risk Control Account. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Your Contract has various risks associated with it. We list these risk factors below, as well as other important information you should know before purchasing a Contract.
Risk of Loss. An investment in the Contract is subject to the risk of loss. You could lose your investment, including principal and previously credited interest.
Market Risk. The historical performance of a reference Index should not be taken as an indication of the future performance of the Index. Index performance will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment. Generally, each Risk Control Account has broad risks that apply to all indices, such as market risk, as well as specific risks of investing in particular types of securities. Investing in certain types of securities, such as foreign (non-U.S.) securities or small or mid-cap securities, subjects you to greater risk and volatility than the general market.
The extent to which negative Index performance will reduce your Risk Control Account Value depends upon the Risk Control Account to which you allocate Contract Value, due to the different Crediting
Strategies that apply. The maximum amount your Risk Control Account Value could decline each
Interest Term due to negative Index performance is 90% with the -10% Buffer or the 10% Boost.
These options provide relatively less protection from negative Index performance than other Risk Control
Accounts.
Index-Linked Option Market Risk. You assume the investment risk that no Index interest will be credited and therefore positive Index performance will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause Index performance to not increase your
Risk Control Account Value for a prolonged period. In addition to the general market risks described above, the reference Indices are subject to the following specific risks:
•The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S.
companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in an equity market rally that occurs immediately after a period of elevated volatility when the Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
If you invest in a Risk Control Account and the relevant Index declines, it may or may not reduce your
Risk Control Account Value, depending on the Risk Control Account to which you allocated your Contract
Value.
•If you allocate to a Risk Control Account that has a Floor, you assume the risk of a negative Index
Return up to the Floor. Your Risk Control Account Value could decline up to a maximum of 10%
each Interest Term with the -10% Floor due to negative Index performance.
•If you allocate to a Risk Control Account with a Buffer, you assume the risk of a negative Index
Return after application of the Buffer. Your Risk Control Account Value could decline up to 90%
each Interest Term with the -10% Buffer, if the Index declines by 100% during the Interest Term.
•If you allocate to a Risk Control Account with a Boost, you assume the risk of a negative Index
Return that exceeds the Boost. Your Risk Control Account Value could decline up to 90% or 80%
with a 10% Boost or a 20% Boost, respectively, if the Index declines by 100% during the Interest
Term.
•If you allocate to a Risk Control Account with a Dual Step Rate, you assume the risk that a negative Index Return after application of the Buffer will drastically change the amount credited to you. For example, if the Buffer is -10%, the Dual Step Rate is 40%, and the Index Return is -10%,
we would credit you 40%. However, if the Index Return is -10.01%, we would credit you -0.01%.
Daily changes in your Risk Control Account Value may also be more significant than for other strategies due to the potential for small negative market movements around the Buffer to have large impacts on the Interim Value, especially near the end of the Interest Term.
•The Floor, Buffer, and Boost describe the level of investment loss that can be experienced in one
Interest Term, but losses over multiple Interest Terms could result in a loss of previously credited interest and a loss of principal.
•The Floor, Buffer, and Boost do not limit losses to the Risk Control Accounts from the Surrender
Charge, Interim Value calculation, Income Benefit Fee, Market Value Adjustment, federal income taxes, additional taxes, and proportionate calculations, which could result in a loss of previously credited interest or principal even if performance has been positive.
Liquidity, Withdrawal, and Flex Transfer Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term savings vehicle. The Contract may not be appropriate for investors who plan to take Excess
Withdrawals or surrender the Contract in the short-term. Surrender Charges, Market Value
Adjustments, Interim Value calculations, the Income Benefit Fee, proportionate calculations, income taxes, and additional taxes may result in the loss of your principal and previously credited interest. Withdrawals and Flex Transfers could also significantly negatively impact your values under the Contract and the amount you receive from any payments.
•Surrender Charge Risk. If you take an Excess Withdrawal or surrender your Contract during the first six Contract Years, you may pay a Surrender Charge of up to 8% of the amount withdrawn that exceeds the Annual Free Withdrawal Amount.
•Market Value Adjustment Risk. If you surrender your Contract or take an Excess Withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract
Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount. Particularly in an
increasing interest rate environment, a negative Market Value Adjustment could significantly decrease the amount you receive from an Excess Withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your
Contract Value.
•Interim Value Risk. For Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for Income Benefit Payments), make a Flex Transfer, surrender your
Contract, die, begin Payout Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account.
The Interim Value calculated for a Risk Control Account during an Interest Term could be significantly lower than the performance of the reference Index during most of the Interest Term.
The Interim Value may reflect a negative return even when the value of the applicable Index has increased. You may have an Interim Value that reflects a negative return regardless of the
Crediting Strategy selected; for example, the Interim Value could reflect negative returns that exceed the applicable Floor, that apply even if Index losses were within the applicable Buffer, or that are not offset by the applicable Boost. The Interim Value may change each Business Day, and it is possible that even relatively small daily market movements may have significant impacts on the Interim Value. An Interim Value that reflects a negative return could significantly decrease the values under your Contract by more than the withdrawal or transfer amount.
In extreme circumstances, losses from the Interim Value calculation could be as high as
100% of your Risk Control Account Value. You should consult with your financial professional about whether to elect the Fixed Account Automatic Transfer and Withdrawal Program, which allows Income Payments to be taken only from the Fixed Account.
•Future Returns Risk. Only the Crediting Base remaining in a Risk Control Account after a withdrawal or Flex Transfer will be credited interest, positive or negative, at the end of the Interest
Term.
•Proportionate Calculation Risk. Excess Withdrawals reduce the Income Benefit Base, which is used to determine the Income Payment, and the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and Market
Value Adjustment) to the Contract Value immediately prior to the withdrawal. Additionally, for
Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for
Income Benefit Payments), make a Flex Transfer, surrender your Contract, die, begin Payout
Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. Such proportional reductions may be substantially more than the amount withdrawn or transferred, could significantly decrease your Income Benefit Payment,
Death Benefit, Crediting Base, and remaining Contract Values, and could terminate the
Income Benefit and the Contract.
•Tax Risks. Federal Income taxes apply to any withdrawal or surrender. A 10% additional tax may also apply if taken before the Owner is age 59½. You should consult your tax advisor before taking a withdrawal or surrendering the Contract.
•Valuation Risk. The withdrawn, transferred, or surrendered value is calculated at the end of the
Business Day that we receive your request in Good Order. This means that you will not be able to determine your Risk Control Account Value before requesting a withdrawal, surrender, or Flex
Transfer, and the resulting value may be higher or lower than it was at the time of your request.
Reinvestment Risk. You assume the risk that if we do not receive transfer instructions at least one
Business Day prior to the end of the current Interest Term, we will apply the maturing Contract Value to a new Interest Term of the same Risk Control Account. If the same Risk Control Account is not available, we will apply the value to the Fixed Account. These default Allocation Options may not align with your desired allocations.
Other Index-Linked Option Risks. In addition to the risk of loss from negative Index performance, there are other risks of investing in a Risk Control Account.
You assume the risk that the only available Allocation Options are the Fixed Account and a Risk Control
Account with a minimum 1% Cap Rate. The Cap Rate, Dual Step Rate, or Participation Rate for any other
Risk Accounts that we make available can be reduced to as little as the minimum rate identified in
Appendix A for that Risk Control Account. As a result, the Index interest that you receive may be lower than the return you would have received on an investment in a mutual fund or exchange-traded fund designed to track the performance of the selected reference Index.
You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.
•Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a
"price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing Rate, which was
3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each
Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Because the Index interest is calculated at a single point in time, you may experience a negative or flat return even if the Index has experienced gains through some, or most, of the Interest Term.
Risk That We May Eliminate an Allocation Option or Eliminate or Substitute an Index. During the life of your Contract, the Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap
Rate, and a minimum 100% Participation Rate will always be available. Otherwise, there is no guarantee that any Allocation Option, Crediting Strategy, Interest Term, or Index will be available during the entire time you own your Contract. We may discontinue an Allocation Option or Index effective as of the end of an Interest Term, or in the case of certain Index changes, discontinue an Index and substitute a new
Index for a Risk Control Account before the end of an Interest Term. You assume the risk that we may discontinue some or all of the other Risk Control Accounts and the only options remaining are the
Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate. Any remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
If we substitute or change an Index, the performance of the new Index may differ from the original Index.
If there is a delay between the date we remove the Index and the date we add a substitute Index, your
Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return. If we do not provide a substitute Index, a Risk Control Account may also be discontinued before the end of an Interest Term, resulting in us transferring your Risk Control Account Value to the Fixed Account for the remainder of the Interest Term. The amount of interest you earn in the Fixed Account may be less than the amount you would have earned in the Risk Control Account at the end of the Interest Term. If there is a delay between the date we remove the Index and the date we transfer value to the Fixed Account, your
Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the
Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
An Index or Allocation Option change may negatively affect interest credited and your resulting Contract
Value, as well as how you want to allocate Contract Value between available Allocation Options. If we eliminate an Allocation Option or eliminate or substitute an Index, and you do not wish to allocate your
Contract Value to the remaining Allocation Options available under the Contract, you may surrender your
Contract, but you may be subject to a Surrender Charge, Interim Value calculation, and Market Value
Adjustment, which may result in a loss of principal and credited interest. Surrenders are subject to federal income taxes, and may be subject to a 10% additional tax if taken before age 59½.
Income Benefit Feature Risk. Purchasers should consult with a financial representative to determine if the Income Benefit is suitable for them based upon their financial needs and risk tolerance. The Income
Benefit Fee will be assessed whether or not the Owner receives Income Benefit Payments. The Risk
Control Accounts are more limited in number and upside potential with the IncomeGrowth
Protection rider, and with the IncomeGrowth Performance rider for reallocations after the Income
Benefit Payment Start Date. You should also consider any differences between the Base
Withdrawal Percentages, Annual Increase Percentages, Maximum Annual Increase Period, and
Income Benefit Fee Rates applicable to each rider.
You should carefully consider when to begin taking Income Benefit Payments. If Income Benefit
Payments are elected earlier, the Income Benefit Percentage will be lower, resulting in lower Income
Benefit Payments, and the Contract will have less time to accumulate value. However, earlier Income
Benefit Payments could result in receiving payments for a longer period of time. If Income Benefit
Payments are delayed, the Income Benefit Percentage may be higher, resulting in higher Income Benefit
Payments, and the Contract will have more time to accumulate value, which could result in higher payments and might result in a higher Death Benefit. The Risk Control Accounts available to you for reallocation with the IncomeGrowth Performance Rider are also more limited after the Income Benefit
Payment Start Date. See Appendix A.
Excess Withdrawals could significantly reduce the Death Benefit, Income Benefit Base, and Income
Benefit Payments and could terminate the Contract. Income Benefit Payments reduce the Death Benefit,
Surrender Value, Contract Value and the Annual Free Withdrawal Amount by the amount of the Income
Benefit Payment.
The Income Benefit Payment is taken out of the Owner’s Contract Value unless the Contract Value is reduced to zero. The probability of you outliving your Contract Value and receiving Income Benefit
Payments from our General Account may be minimal. The Income Benefit Payments are subject to federal income tax and may be subject to a 10% additional tax if elected prior to age 59½. Any amounts paid by the Company in excess of the Contract Value are subject to the Company’s financial strength and claims paying ability.
Contract Issue Date Risk. The Company only issues the Contract on the 10th and 25th of each month.
Therefore, the Purchase Payment may be held in the Company’s General Account for up to fifteen days prior to being invested in the Contract and will not earn any interest during that period.
Insurance Company Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You should look solely to our financial strength and claims-paying ability in meeting the guarantees under the Contract. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure
(e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CUNA Brokerage
Services, Inc. ("CBSI"), and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we, CBSI, or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
In addition, we are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities.
Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate
Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, at the end of each Interest Term based in part on the investment performance of an external Index over the
Interest Term, subject to the Crediting Strategy unique to each Risk Control Account.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	An investment in a Risk Control Account is not an investment in the Index or in any Index fund.
•Except for the Barclays Risk Balanced, each Index is a "price return index," which means the performance of each Index does not include dividends paid on the securities comprising the
Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted. SOFR refers to the Secured Overnight Financing Rate, which was 3.87% as of December 31, 2025. The New
York Fed publishes the SOFR on its website each Business Day.

Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to a Risk Control Account.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Although you may reallocate among Allocation Options at the end of each Interest Term, Excess
Withdrawals and surrenders at any time other than on or within 30 days after each sixth
Contract Anniversary may be subject to a Market Value Adjustment, and Excess withdrawals and surrenders during the first six Contract Years may be subject to a Surrender Charge.
Index-Linked Option Details, Features [Text Block]	Information about the features of each currently offered
Risk Control Account, including its name, a brief statement describing the assets that the Index seeks to track, its crediting period, and its Crediting Strategy, are set forth in Appendix A.

Fixed Option Details [Line Items]
Fixed Option Details, Name	FIXED ACCOUNT OPTION
Fixed Option Details, Description [Text Block]	You may allocate all or a portion of your Purchase Payment and Contract Value to the Fixed Account.
Contract Value allocated to the Fixed Account becomes part of the Fixed Account Value. We credit interest at the end of each Business Day to the Fixed Account based on a fixed annual interest rate.
Fixed Interest Rate
The initial Fixed Interest Rate is shown on your Contract Data Page. The Fixed Interest Rate will not change for the duration of the 1-Year Interest Term. We may declare a new Fixed Interest Rate for each subsequent 1-year Interest Term and will notify you of the new Fixed Interest Rate at least two weeks before the end of the current Interest Term. The Fixed Interest Rate will never be less than
0.05%.
Fixed Account Nonforfeiture Value
Full surrenders from the Fixed Account are subject to a minimum nonforfeiture value. The Fixed Account
Nonforfeiture Value is calculated as of the date of full surrender, application of the entire Contract Value to a Payout Option, or death of an Owner. If the current Fixed Account Value (calculated as set forth under
"Contract Value"), less any applicable Market Value Adjustment or Surrender Charges, is less than the minimum nonforfeiture value, your Fixed Account Value account will be set equal to the Fixed Account
Nonforfeiture Value.
The Fixed Account Nonforfeiture Value equals 87.5% x (A + B – C), where
•A = The portion of the Purchase Payment allocated to the Fixed Account.
•B = Any transfers to the Fixed Account.
•C = Any amounts withdrawn or transferred from the Fixed Account.
•A, B, and C are accumulated at the nonforfeiture rate for as long as such amounts were in the
Fixed Account.
The nonforfeiture rate will be calculated each calendar quarter (on each January 1, April 1, July 1, and
October 1) and determined on the Contract Issue Date and every sixth Contract Anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls. The nonforfeiture rate will apply for six years and then will be recalculated for the next six-year period.
The nonforfeiture rate will never be less than the lesser of:
a)3%; or
b)The interest rate determined as follows:
1)The average of the three applicable monthly five-year Constant Maturity Treasury (CMT) rates reported by the Federal Reserve rounded to the nearest 0.05%, as described below;
2)minus 1.25%; and
3)where the resulting interest rate is not less than the greater of the nonforfeiture rate required by the National Association of Insurance Commissioners (NAIC) Standard Nonforfeiture Law for
Individual Deferred Annuities (currently, 0.15%), or the rate required by applicable law in the state where the Contract is issued for delivery. See Appendix B for state variations.
The three monthly five-year Constant Maturity Treasury rates used in the calculation above are as follows:
•The prior September, October, and November monthly five-year CMT rates will be used to determine the first quarter interest rate that is effective each January 1;
•The prior December, January, and February monthly five-year CMT rates will be used to determine the second quarter interest rate that is effective each April 1;
•The prior March, April, and May monthly five-year CMT rates will be used to determine the third quarter interest rate that is effective each July 1; and
•The prior June, July, and August monthly five-year CMT rates will be used to determine the fourth quarter interest rate that is effective each October 1.
Although you may reallocate among Allocation Options with one-year Interest Terms at the end of each Contract Year, Excess Withdrawals and surrenders from the Fixed Account at any time other than on or within 30 days after each sixth Contract Anniversary may be subject to a
Market Value Adjustment, and Excess Withdrawals and surrenders during the first six Contract
Years may be subject to a Surrender Charge. Therefore, this Contract may not be appropriate for you if you plan to take Excess Withdrawals or surrender your Contract before the expiration of each six-year term.

Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The Fixed Interest Rate will never be less than 0.05%.
Fixed Option Details, Term [Text Block]	The Fixed Interest Rate will not change for the duration of the 1-Year Interest Term.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	0.05%
Fixed Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Although you may reallocate among Allocation Options with one-year Interest Terms at the end of each Contract Year, Excess Withdrawals and surrenders from the Fixed Account at any time other than on or within 30 days after each sixth Contract Anniversary may be subject to a
Market Value Adjustment, and Excess Withdrawals and surrenders during the first six Contract
Years may be subject to a Surrender Charge.
Fixed Option Details, Maturity Notice [Flag]	true
Item 10. Benefits Available [Line Items]
Benefits Available [Table Text Block]

Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions and Limitations
Income Benefit	Provides for Income Benefit Payments to be made each year for the life of the Covered Person(s)	Standard	3.00%	Excess Withdrawals may reduce the Income Benefit Base by more than the amount of the withdrawal.
Fixed Account Automatic Transfer and Withdrawal Program	Allows you to have Income Benefit Payments taken from the Fixed Account	Optional	No Charge	Program can only begin on a Contract Anniversary and on or after the Income Benefit Payment Start Date.
Death Benefit	Provides a Death Benefit if the Owner dies during the Accumulation Period	Standard	No Charge	Excess Withdrawals may reduce the Death Benefit by more than the amount of the withdrawal.
Systematic Withdrawals	Provide payments on a schedule as set up by you.	Optional	No Charge	Withdrawals may be subject to a Market Value Adjustment or Surrender Charge.

Optional Benefit Expense (of Benefit Base), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	Once your Contract is issued, your Income Benefit Fee Rate will not change for the life of your Contract.
(2)The Income Benefit Fee is deducted proportionally from the Contract Value of each Allocation Option on each Contract
Anniversary.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: ALLOCATION OPTIONS AVAILABLE UNDER THE CONTRACT

Note: If you surrender your Contract or take an Excess Withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a
Market Value Adjustment (which may be positive or negative) to the amount being surrendered or withdrawn that exceeds the Annual Free Withdrawal Amount. A negative Market Value Adjustment could significantly decrease the amount you receive from an Excess Withdrawal or surrender.
Risk Control Account Options
The following is a list of the Risk Control Accounts currently available under the Contract. Depending upon which Income Benefit rider you select and for the IncomeGrowth Performance rider, whether it is before or after your Income Benefit Payment Start Date, you may not be able to invest in certain Risk Control Accounts, as noted below.
We may change the features of the Risk Control Accounts listed below (including the Index, Floors, Cap
Rates, Participation Rates, Buffers, Boosts, and Dual Step Rates), offer new Risk Control Accounts, and terminate existing Risk Control Accounts. If we add a Risk Control Account, you will not be able to allocate your Contract Value to the new Risk Control Account until the start of the next available Interest Term for that Risk Control Account. We will provide you with written notice before making any changes other than changes to the current Cap Rates, Participation Rates, and Dual Step Rates. Information about current
Cap Rates, Participation Rates and Dual Step Rates is available at https://www.trustage.com/zonechoice-
income-annuity-rates.
Note: For Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for Income Benefit Payments), make a Flex Transfer, surrender your Contract, die, begin Payout
Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term.

RISK CONTROL ACCOUNT OPTIONS
Risk Control Account Crediting Strategy: Floor with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%

Barclays Risk Balanced Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Floor: 0%	•Minimum Cap Rate:10% •Minimum Participation Rate: 10%(3)
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Floor: 0%	•Minimum Cap Rate:10% •Minimum Participation Rate: 10%(3)
Barclays Risk Balanced Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	6-Year	Floor: 0%	•Minimum Cap Rate:10% •Minimum Participation Rate: 10%(3)
Risk Control Account Crediting Strategy: Buffer with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Buffer: -10% and -20%	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Buffer: -10% and -20%	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%

Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Risk Control Account Crediting Strategy: Boost with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Risk Control Account Crediting Strategy: Buffer with Dual Step Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10% and -20%	Dual Step Rate: 10%
(1)Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index's relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
(2)We credit interest to each Risk Control Account at the end of each Interest Term by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest Term.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Interest Term.
(3)For Contracts issued on or before May 1, 2026, the minimum Participation Rate for this Risk Control
Account is 100%.
During the life of your Contract, the Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate will always be available.
Otherwise, we may add, change, or discontinue Allocation Options and Indices from time to time.
The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
We may not always make available Risk Control Accounts with Buffers or Boosts. However, if we offer one or more Risk Control Accounts with Buffers, an option with a Buffer of -10% or more will be available.
If we offer one or more Risk Control Accounts with Boosts, an option with a Boost of 10% or more will be available. To the extent we make available other Risk Control Accounts with Cap Rates, Participation
Rates, or Dual Step Rates, we will apply the following minimum guarantees:
•The Cap Rate for Risk Control Accounts with one-year Interest Terms will be at least 1%.
•The Cap Rate for Risk Control Accounts with six-year Interest Terms will be at least 10%.
•The Dual Step Rate for six-year Interest Terms will be at least 10%.
•For Contracts issued on or before May 1, 2026, the Participation Rate will be at least 100%.
•For Contracts issued after May 1, 2026, the Participation Rate will be at least 10%.

RISK CONTROL ACCOUNT OPTIONS AVAILABILITY
Risk Control Account Crediting Strategy	Index, Crediting Period	IncomeGrowth Protection	IncomeGrowth Performance
			Before Income Benefit Payment Start Date	After Income Benefit Payment Start Date
Floor with Participation Rate and Cap Rate	S&P 500 1-year	☑	☑	☑
	Dimensional US Small Cap Value Syst., 1-year	☑	☑	☑
	Barclays Risk Balanced 1-year	☑	☑	☑
	S&P 500 6-year		☑
	Dimensional US Small Cap Value Syst., 6-year		☑
	Barclays Risk Balanced 6-year		☑
Buffer with Participation Rate and Cap Rate	S&P 500 1-year		☑	☑
	Dimensional US Small Cap Value Syst., 1-year		☑	☑
	S&P 500 6-year		☑
	Dimensional US Small Cap Value Syst., 6-year		☑
Boost with Participation Rate and Cap Rate	S&P 500 6-year		☑
	Dimensional US Small Cap Value Syst., 6-year		☑
Buffer with Dual Step Rate	S&P 500 Index 6-year		☑
More information about the Risk Control Accounts, the Market Value Adjustment, and the Interim Value
calculation is available under "Risk Control Account Options" and "Charges and Adjustments."
Discontinued Risk Control Account Options
Existing Contract Owners may have allocated funds to additional Risk Control Accounts that have been discontinued. Discontinued Risk Control Accounts are not available for new or existing Contracts for any new Interest Term that begins after the date set forth in the table below. For existing Contracts, at the end of the current Interest Term, any funds in a discontinued Risk Control Account will be transferred to the
Fixed Account unless the Owner elects otherwise on or before the end of the current Interest Term.
Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk Control Account.

Risk Control Account Crediting Strategy: Buffer with Participation Rate and Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)	Date Discontinued
Barclays Risk Balanced Index	See table above.	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%	May 1, 2026
Risk Control Account Crediting Strategy: Boost with Participation Rate and Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)	Date Discontinued
Barclays Risk Balanced Index	See table above.	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%	May 1, 2026
Fixed Account
The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	1 year	0.05%(1)
(1)  Full withdrawals or full surrenders from the Fixed Account are subject to a minimum nonforfeiture value. See "Fixed Account Option."
The availability of Allocation Options may vary by state and depending on the broker-dealer through which the Contract is sold. See Appendix B.

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of the Risk Control Accounts currently available under the Contract. Depending upon which Income Benefit rider you select and for the IncomeGrowth Performance rider, whether it is before or after your Income Benefit Payment Start Date, you may not be able to invest in certain Risk Control Accounts, as noted below.
We may change the features of the Risk Control Accounts listed below (including the Index, Floors, Cap
Rates, Participation Rates, Buffers, Boosts, and Dual Step Rates), offer new Risk Control Accounts, and terminate existing Risk Control Accounts. If we add a Risk Control Account, you will not be able to allocate your Contract Value to the new Risk Control Account until the start of the next available Interest Term for that Risk Control Account. We will provide you with written notice before making any changes other than changes to the current Cap Rates, Participation Rates, and Dual Step Rates. Information about current
Cap Rates, Participation Rates and Dual Step Rates is available at https://www.trustage.com/zonechoice-
income-annuity-rates.
Note: For Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for Income Benefit Payments), make a Flex Transfer, surrender your Contract, die, begin Payout
Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term.

Index-Linked Options Available [Table Text Block]

RISK CONTROL ACCOUNT OPTIONS
Risk Control Account Crediting Strategy: Floor with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%

Barclays Risk Balanced Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Floor: 0%	•Minimum Cap Rate:10% •Minimum Participation Rate: 10%(3)
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Floor: 0%	•Minimum Cap Rate:10% •Minimum Participation Rate: 10%(3)
Barclays Risk Balanced Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	6-Year	Floor: 0%	•Minimum Cap Rate:10% •Minimum Participation Rate: 10%(3)
Risk Control Account Crediting Strategy: Buffer with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Buffer: -10% and -20%	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Buffer: -10% and -20%	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%

Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Risk Control Account Crediting Strategy: Boost with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Risk Control Account Crediting Strategy: Buffer with Dual Step Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10% and -20%	Dual Step Rate: 10%
(1)Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index's relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
(2)We credit interest to each Risk Control Account at the end of each Interest Term by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest Term.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Interest Term.
(3)For Contracts issued on or before May 1, 2026, the minimum Participation Rate for this Risk Control
Account is 100%.

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index's relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	1 year	0.05%(1)
(1)  Full withdrawals or full surrenders from the Fixed Account are subject to a minimum nonforfeiture value. See "Fixed Account Option."

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit if the Owner dies during the Accumulation Period
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Excess Withdrawals may reduce the Death Benefit by more than the amount of the withdrawal.
Benefits Description [Table Text Block]	Death Benefit
Owner or Joint Owner Death during the Accumulation Period. If the Owner (or first Joint Owner) dies during the Accumulation Period, the Beneficiary is entitled to the Death Benefit. If there are Joint Owners, the surviving Joint Owner will be treated as the sole primary Beneficiary, and any other designated
Beneficiary will be treated as a contingent Beneficiary.
If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract at the current Contract Value. In this event, the surviving Spouse will assume ownership of the Contract, and the Death Benefit would be paid upon the surviving Spouse's death.
Annuitant Death during the Accumulation Period. If an Annuitant dies during the Accumulation Period, and the Owner is a non-natural person, the Annuitant's death will be treated as the death of the Owner, and Death proceeds will be distributed to the Beneficiary in accordance with Death Benefit Options B or
C. Unless payments under Option B commence within one year of the date of death, the entire interest in the Contract will be paid in accordance with Death Benefit Option C.
If an Annuitant who is not an Owner dies during the Accumulation Period, and there is a surviving Owner who is a natural person:
•The surviving Joint Annuitant (If there is one) will become the Annuitant.
•If there is no Joint Annuitant, the Owner(s) will become the Annuitant(s).
Death Benefit Options
Option A: If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving
Spouse may elect to continue the Contract as the new Owner. See "Income Benefit - Spousal
Continuation." An individual who does not meet the definition of Spouse may not be able to continue the
Contract for that person’s lifetime. That individual must receive the proceeds of the Contract and any attached endorsements or riders within the time period specified in section 72(s) of the IRC.
Option B: If the Beneficiary is a natural person, the Death Benefit proceeds will be applied in accordance with section 72(s) of the IRC under one of the Payout Options. The Payout Period Income Payments must be made for the Beneficiary’s life or a period not extending beyond the Beneficiary’s life expectancy.
Payments must commence within one year of the date of the Owner’s death.
Option C: A Beneficiary may receive the Death Benefit proceeds in a single lump sum at any time within five years of the Owner’s death.
Unless option A is elected or payments under Option B commence within one year of the date of the
Owner’s Death, the entire interest in the Contract will be paid under Option C.
If there are multiple Beneficiaries, each Beneficiary will be able to elect to receive his or her share of the benefits under either Option B or Option C. If a Beneficiary does not make such an election, their share of the Death Benefit proceeds will be paid under Option C. Until payment of the Death Benefit proceeds, the proceeds remain in the Contract. Death Benefit proceeds will be distributed 5 years from the Owner’s death or earlier if requested by the Beneficiary. Interest, if any, will be paid on the Death Benefit proceeds under Option C as required by applicable state law. Other minimum distribution rules apply to Qualified
Contracts.
Proof of Death and Payment of Death Benefit Proceeds. The Death Benefit proceeds are payable upon receipt at our Administrative Office of proof of death of the Owner while the Contract is in force (or
Annuitant’s death if the Owner is a non-natural person), proof of each Beneficiary’s interest in a form and manner satisfactory to us, and any other documents we require. Proof of death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death, or other similar proof. Proof of each Beneficiary’s interest may include our claim form from each Beneficiary, properly completed. If we receive proof of death before 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of that day. If we receive it at or after 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of the next Business Day. Death Benefit proceeds will be paid within 7 days after our receipt of the proof outlined above.
Death Benefit Proceeds Amount. The amount that will be paid as Death Benefit proceeds during the
Accumulation Period is equal to the greater of:
a)The Risk Control Account Value plus the greater of the Fixed Account Value or the Fixed
Account Nonforfeiture Value on the date Death Benefit proceeds are payable; or
b)The Purchase Payment adjusted for withdrawals.
A Surrender Charge and Market Value Adjustment will not apply to Death Benefit proceeds. So far as permitted by law, the Death Benefit proceeds will not be subject to any claim of the Beneficiary's creditors.
The Death Benefit amount will not be less than the amount required by state law in which the Contract was delivered. The Death Benefit proceeds include any interest paid on the Death Benefit proceeds as required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law.
Impact of Owner Changes on the Death Benefit. The Death Benefit does not continue if an Owner is added or changed unless they are changed for a case of spousal continuation. If an Owner is added or changed, the amount that will be paid upon the death of the new Owner is equal to the Contract Value on the date such proceeds are payable, calculated using the Interim Value calculation and minimum nonforfeiture value for the Fixed Account, if applicable. There is no impact on the Death Benefit if an
Owner is removed.
Impact of Withdrawals on the Death Benefit. Excess Withdrawals reduce the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender
Charge and Market Value Adjustment) to the Contract Value immediately prior to the withdrawal. As a result, reductions due to Excess Withdrawals may be substantially more than the amount withdrawn, could significantly decrease your Death Benefit and remaining Contract Values, and could terminate the
Contract.
Example of Death Benefit proceeds adjusted for withdrawals under a positive economic scenario:
Assumptions:
•Purchase Payment = $80,000
•Assume the following at the time of withdrawal:
◦Income Benefit Payment = $5,000
◦Excess Withdrawal (including surrender charges and adjustments) = $1,000
◦Contract Value at time of withdrawal = $100,000
•Assume the following on the date Death Benefit proceeds are payable:
◦Risk Control Account Value at time of Death Benefit = $77,000
◦Fixed Account Value at time of Death Benefit = $10,000
◦Fixed Account Nonforfeiture Value at time of Death Benefit = $9,000
Step 1: Deduct the Income Benefit Payment from Contract Value to determine the Contract Value immediately prior to the Excess Withdrawal:
•$100,000 - $5,000 = $95,000
Step 2: Calculate the ratio of the Excess Withdrawal to the Contract Value immediately prior to the Excess
Withdrawal:
•Ratio = Excess Withdrawal / (Contract Value immediately prior to the Excess Withdrawal)
•$1,000 / ($95,000) = 0.010526
Step 3: Deduct the Income Benefit Payment from the Purchase Payment to determine the Purchase
Payment adjusted for withdrawals immediately prior to the Excess Withdrawal:
•$80,000 - $5,000 = $75,000
Step 4: Calculate the reduction to the Purchase Payment for the Excess Withdrawal:
•Reduction to Return of Purchase Payment Death Benefit = Ratio x Purchase Payment prior to the
Excess Withdrawal
•0.010526 x $75,000 = $789.45
Step 5: Calculate the Purchase Payment adjusted for the Excess Withdrawal:
•Purchase Payment adjusted for the Excess Withdrawal = Purchase Payment prior to the Excess
Withdrawal – reduction to the Purchase Payment
•$75,000 - $842.08 = $74,210.55.
Step 6: Calculate the Contract Value at the time Death Benefit proceeds are payable:
•Contract Value = the Risk Control Account Value plus the greater of the Fixed Account Value or the Fixed Account Nonforfeiture Value on the date Death Benefit proceeds are payable
•$77,000 + (greater of $10,000 or $9,000) = $87,000
Step 7: Calculate the Death Benefit proceeds:
•Death Benefit Proceeds = the greater of the Contract Value at time Death Benefit proceeds are payable ($87,000) or the Purchase Payment adjusted for withdrawals ($74,210.55) = $87,000
Example of Death Benefit proceeds adjusted for withdrawals under a negative economic scenario:
Assumptions:
•Purchase Payment = $80,000
•Assume the following at the time of withdrawal:
◦Income Benefit Payment = $5,000
◦Excess Withdrawal (including surrender charges and adjustments) = $1,000
◦Contract Value at time of withdrawal = $100,000
•Assume the following on the date Death Benefit proceeds are payable:
◦Risk Control Account Value at time of Death Benefit = $63,000
◦Fixed Account Value at time of Death Benefit = $10,000
◦Fixed Account Nonforfeiture Value at time of Death Benefit = $9,000
Steps 1 through 5 are the same as the above example.
Step 6: Calculate the Contract Value at the time Death Benefit proceeds are payable:
•Contract Value = the Risk Control Account Value plus the greater of the Fixed Account Value or the Fixed Account Nonforfeiture Value on the date Death Benefit proceeds are payable
•$63,000 + (greater of $10,000 or $9,000) = $73,000
Step 7: Calculate the Death Benefit proceeds:
•Death Benefit Proceeds = the greater of the Contract Value at time Death Benefit proceeds are payable ($73,000) or the Purchase Payment adjusted for withdrawals ($74,210.55) = $74,210.55
Death Benefit Termination. The Death Benefit terminates on the earlier of the termination of the
Contract, payment of the Death Benefit proceeds, or when the entire Contract is applied to a Payout
Option.
Death of Owner or Annuitant After the Payout Date. We must be notified immediately of the death of an Annuitant or Owner. Proof of death will be required upon the death of an Annuitant or Owner. We are not responsible for any misdirected payments that result from the failure to notify us of any such death.
If all Annuitants die before all of the guaranteed Payout Period Income Payments have been made, remaining guaranteed Payout Period Income Payments will be treated as a death benefit distributed in one of the following two ways:
a)Income payments will be continued during the remainder of the guaranteed period certain to the
Owner; or
b)The present value of the remaining Payout Period Income Payments computed at the interest rate used to create the Payout Option in effect will be paid to the Owner.
If all Annuitants die and there are no remaining guaranteed Payout Period Income Payments, the contract is terminated, and we have no further obligation under the contract.
If an Owner dies during the Payout Period, any remaining Payout Period Income Payments will be distributed to the Beneficiary at least as rapidly as provided by the Payout Option in effect.
Interest on Death Benefit Proceeds. We will pay interest on Death Benefit proceeds from the date we receive Proof of Death until the date of payment. Interest will be paid at an annual rate equal to the current interest rate in effect for funds left on deposit with us, or if we have not established a rate for funds left on deposit, at the 2-year Treasury Constant Maturity Rate as published by the Federal Reserve. In determining the effective annual rate or rates, we will use the rate in effect on the date Proof of Death is received.
Payment will be made within 31 calendar days from the latest of the following:
a)The date we receive Proof of Death;
b)The date we receive sufficient information to determine liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; or
c)The date that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved and sufficient evidence of the same is provided to us. Legal impediments to payment include but are not limited to 1) The establishment of guardianships and conservatorships; 2) The appointment and qualification of trustees, executors and administrators; and 3) The submission of information required to satisfy state and federal reporting requirements.
In the event payment is postponed for more than 31 calendar days from the latest of items (a), (b) or (c)
above, the annual rate of interest during the period of postponement (beginning on the 32nd day until the date of payment) will be equal to the interest rate described above, plus 10%.
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the
Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. The “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your
Beneficiary designations, including addresses, if and as they change. To make such changes, please contact us by writing to us or calling us at our Administrative Office.

Name of Benefit [Text Block]	Death Benefit
Benefit Standard or Optional [Text Block]	If the Owner (or first Joint Owner) dies during the Accumulation Period, the Beneficiary is entitled to the Death Benefit.
Fees and Costs of Benefit [Text Block]	Interest on Death Benefit Proceeds. We will pay interest on Death Benefit proceeds from the date we receive Proof of Death until the date of payment. Interest will be paid at an annual rate equal to the current interest rate in effect for funds left on deposit with us, or if we have not established a rate for funds left on deposit, at the 2-year Treasury Constant Maturity Rate as published by the Federal Reserve. In determining the effective annual rate or rates, we will use the rate in effect on the date Proof of Death is received.
Payment will be made within 31 calendar days from the latest of the following:
a)The date we receive Proof of Death;
b)The date we receive sufficient information to determine liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; or
c)The date that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved and sufficient evidence of the same is provided to us. Legal impediments to payment include but are not limited to 1) The establishment of guardianships and conservatorships; 2) The appointment and qualification of trustees, executors and administrators; and 3) The submission of information required to satisfy state and federal reporting requirements.
In the event payment is postponed for more than 31 calendar days from the latest of items (a), (b) or (c)
above, the annual rate of interest during the period of postponement (beginning on the 32nd day until the date of payment) will be equal to the interest rate described above, plus 10%.

Calculation Method of Benefit [Text Block]	Example of Death Benefit proceeds adjusted for withdrawals under a positive economic scenario:
Assumptions:
•Purchase Payment = $80,000
•Assume the following at the time of withdrawal:
◦Income Benefit Payment = $5,000
◦Excess Withdrawal (including surrender charges and adjustments) = $1,000
◦Contract Value at time of withdrawal = $100,000
•Assume the following on the date Death Benefit proceeds are payable:
◦Risk Control Account Value at time of Death Benefit = $77,000
◦Fixed Account Value at time of Death Benefit = $10,000
◦Fixed Account Nonforfeiture Value at time of Death Benefit = $9,000
Step 1: Deduct the Income Benefit Payment from Contract Value to determine the Contract Value immediately prior to the Excess Withdrawal:
•$100,000 - $5,000 = $95,000
Step 2: Calculate the ratio of the Excess Withdrawal to the Contract Value immediately prior to the Excess
Withdrawal:
•Ratio = Excess Withdrawal / (Contract Value immediately prior to the Excess Withdrawal)
•$1,000 / ($95,000) = 0.010526
Step 3: Deduct the Income Benefit Payment from the Purchase Payment to determine the Purchase
Payment adjusted for withdrawals immediately prior to the Excess Withdrawal:
•$80,000 - $5,000 = $75,000
Step 4: Calculate the reduction to the Purchase Payment for the Excess Withdrawal:
•Reduction to Return of Purchase Payment Death Benefit = Ratio x Purchase Payment prior to the
Excess Withdrawal
•0.010526 x $75,000 = $789.45
Step 5: Calculate the Purchase Payment adjusted for the Excess Withdrawal:
•Purchase Payment adjusted for the Excess Withdrawal = Purchase Payment prior to the Excess
Withdrawal – reduction to the Purchase Payment
•$75,000 - $842.08 = $74,210.55.
Step 6: Calculate the Contract Value at the time Death Benefit proceeds are payable:
•Contract Value = the Risk Control Account Value plus the greater of the Fixed Account Value or the Fixed Account Nonforfeiture Value on the date Death Benefit proceeds are payable
•$77,000 + (greater of $10,000 or $9,000) = $87,000
Step 7: Calculate the Death Benefit proceeds:
•Death Benefit Proceeds = the greater of the Contract Value at time Death Benefit proceeds are payable ($87,000) or the Purchase Payment adjusted for withdrawals ($74,210.55) = $87,000
Example of Death Benefit proceeds adjusted for withdrawals under a negative economic scenario:
Assumptions:
•Purchase Payment = $80,000
•Assume the following at the time of withdrawal:
◦Income Benefit Payment = $5,000
◦Excess Withdrawal (including surrender charges and adjustments) = $1,000
◦Contract Value at time of withdrawal = $100,000
•Assume the following on the date Death Benefit proceeds are payable:
◦Risk Control Account Value at time of Death Benefit = $63,000
◦Fixed Account Value at time of Death Benefit = $10,000
◦Fixed Account Nonforfeiture Value at time of Death Benefit = $9,000
Steps 1 through 5 are the same as the above example.
Step 6: Calculate the Contract Value at the time Death Benefit proceeds are payable:
•Contract Value = the Risk Control Account Value plus the greater of the Fixed Account Value or the Fixed Account Nonforfeiture Value on the date Death Benefit proceeds are payable
•$63,000 + (greater of $10,000 or $9,000) = $73,000
Step 7: Calculate the Death Benefit proceeds:
•Death Benefit Proceeds = the greater of the Contract Value at time Death Benefit proceeds are payable ($73,000) or the Purchase Payment adjusted for withdrawals ($74,210.55) = $74,210.55

Income Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Income Benefit
Purpose of Benefit [Text Block]	Provides for Income Benefit Payments to be made each year for the life of the Covered Person(s)
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 3
Brief Restrictions / Limitations [Text Block]	Excess Withdrawals may reduce the Income Benefit Base by more than the amount of the withdrawal.
Benefits Description [Table Text Block]

INCOME BENEFIT

The Contract includes a non-optional Income Benefit, also known as a guaranteed lifetime withdrawal benefit or GLWB. On the Contract application, you must choose from one of the two Income Benefit riders we offer - IncomeGrowth Protection, which offers relatively higher guaranteed income by generally providing a higher Base Withdrawal Percentage; and IncomeGrowth Performance, which offers the potential for higher performance over time by offering additional Risk Control Account Allocation Options.
This election cannot be changed. The Risk Control Accounts are more limited in number and upside potential with the IncomeGrowth Protection rider, and with the IncomeGrowth Performance rider for reallocations after the Income Benefit Payment Start Date. See Appendix A. You should also consider any differences between the Base Withdrawal Percentages, Annual Increase
Percentages, Maximum Annual Increase Period, and Income Benefit Fee Rates applicable to each rider.
Subject to certain conditions, the Income Benefit provides for Income Benefit Payments to be made each year for the life of the Covered Person(s) in the form of partial withdrawals without reducing the value of
Income Benefit Payments in future years. The Income Benefit Payment is the guaranteed lifetime withdrawal amount. The Income Benefit Payment is guaranteed regardless of investment performance and will continue even if the Contract Value is reduced to zero from Income Benefit Payments.
Excess Withdrawals reduce the Income Benefit Base, which is used to determine the Income
Benefit Payment by the ratio of the withdrawal (including any Surrender Charge and Market Value
Adjustment) to the Contract Value immediately prior to the withdrawal. As a result, reductions due to Excess Withdrawals may be substantially more than the amount withdrawn, could significantly decrease your Income Benefit Payment, and could terminate the Income Benefit and the Contract.
If you begin Income Benefit Payments before age 59½, the Income Benefit Payments may be subject to a 10% additional tax.
Income Benefit Fee
We deduct an Income Benefit Fee proportionally from the Contract Value in all Allocation Options on each
Contract Anniversary. Detailed information about the Income Benefit Fee is provided under Charges and
Adjustments - Income Benefit Fee and in the Income Benefit Supplement.
Termination of the Income Benefit
The Income Benefit will terminate and all rights under the Income Benefit will terminate on the date any of the following occur:
•Death or removal of all Covered Persons;
•Payment of a death benefit;
•Full surrender or termination of the Contract; or
•Entire Contract Value is applied to a Payout Option.
•Upon the Owner(s) voluntary termination of the Income Benefit after the 6th Contract Year by
Authorized Request.
On the date the Income Benefit terminates we will deduct any Income Benefit Fee that was accrued but not yet deducted as the final Income Benefit Fee.
Once the Income Benefit is terminated, it cannot be added back to the Contract. You should consult your financial representative before you voluntarily terminate the Income Benefit.
Covered Person
The Covered Person(s) is the natural person(s) whose Age and lifetime we base the Income Benefit
Percentage and Income Benefit Payments on for the Income Benefit. You select the Covered Person(s)
on the Contract Issue Date. After the Contract Issue Date, you cannot request to add, remove, or replace a Covered Person, even if you add or change an Owner, Annuitant, or Beneficiary except as described in this Prospectus.
Eligibility to be a Covered Person
If there is a sole Owner of the Contract:
•You (the Owner) can be a Covered Person.
•Your Spouse can be a Covered Person and the sole primary Beneficiary.
•If you select single life Income Benefit Payments, you (the Owner) must be designated as the
Covered Person.
If there are Joint Owners:
•Both Owners can be Covered Persons.
•The Owners must be Spouses.
•If you select single life Income Benefit Payments, either Owner can be designated as the
Covered Person.
If the Owner is not a natural person:
•The Annuitant must be designated as the Covered Person.
•A joint Annuitant is not permissible.
•Joint life Income Benefit Payments cannot be selected.
If one Covered Person is selected, you have elected single life option rates. If there are two Covered
Persons, the Base Withdrawal Percentage and Annual Increase Percentage are determined based on your election of joint life option rates using the older Covered Person's Age as of the Contract Issue Date if the older Covered Person's Age is within 5 years of the younger Covered Person's Age; if the age difference is greater than 5 years, the younger Covered Person's Age will be used.
Adding a Covered Person
You can add a Covered Person before the Income Benefit Payment Start Date by Authorized Request if
there is only one Covered Person and there has not been a spousal continuation. The added Covered
Person must meet the eligibility requirements described above. Requests to add a Covered Person must be received at least one Business Day prior to the desired Income Benefit Payment Start Date. If a
Covered Person is added, the Income Benefit Payment will be determined in consideration of the new
Covered Person's Age and could delay the earliest date that Income Benefit Payments can start if the new Covered Person is younger than 50.
Removing a Covered Person
You can remove a Covered Person before the Income Benefit Payment Start Date by Authorized Request
if there are two Covered Persons and the remaining Covered Person was a Covered Person on the
Contract Issue Date. Requests to remove a Covered Person must be received at least one Business Day prior to the desired Income Benefit Payment Start Date.
If a Covered Person is no longer an Owner, Joint Owner, Annuitant, or Beneficiary as required, we will automatically remove that person from the Income Benefit, and they will no longer be a Covered Person.
Once we remove a Covered Person from the Income Benefit, the Covered Person cannot be reinstated
(except if the person is added as a Covered Person in accordance with the restrictions set forth above).
If at any time two Covered Persons are no longer Spouses, you must send us notice of the divorce by
Authorized Request. Upon receipt of such notice, we will remove one former Spouse from the Contract as a Covered Person.
If a Covered Person is removed and one Covered Person remains, the following will occur:
•If the Covered Person was removed before the Income Benefit Payment Start Date, single life option rates will be elected (unless a new Covered Person is added).
•If the Owner is a natural person and joint Income Benefit Payments have already started, we will continue to pay joint life Income Benefit Payments to the Owner as long as the remaining
Covered Person is living.
If a Covered Person is removed and there is no Covered Person remaining, the Income Benefit will terminate and Income Benefit Payments will cease.
Spousal Continuation
If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time.
If the surviving Spouse is a Covered Person, and elects to continue the Contract as the new Owner, the
Income Benefit will remain in effect, and the following terms apply:
•If the spousal continuation election is before the Income Benefit Payment Start Date, single life option rates will be used. Joint life option rates and joint life Income Benefit Payments will not be available, and a Covered Person cannot be added.
•If the spousal continuation election is after the Income Benefit Payment Start Date, we will continue to pay joint life Income Benefit Payments to the surviving Spouse as long as the surviving Spouse is living.
If the surviving Spouse is not a Covered Person, the Spouse may elect to continue the Contract as the new Owner; however, the Income Benefit will terminate, and we will no longer assess the Income Benefit
Fee.
Income Benefit Payments
The Income Benefit Payment is the guaranteed lifetime withdrawal amount. The annual Income Benefit
Payment is equal to the Income Benefit Percentage multiplied by the Income Benefit Base. The Income
Benefit Payment is calculated on the Income Benefit Payment Start Date.
The Income Benefit Base is initially equal to the Purchase Payment. The Income Benefit Base (and therefore the Income Benefit Payment) is recalculated on each Contract Anniversary and on any date an
Excess Withdrawal is taken. The Income Benefit Payment will only decrease if you take an Excess
Withdrawal.
The Income Benefit Percentage is a combination of the Base Withdrawal Percentage and the Annual
Increase Percentage, using the following formula:  B + A x C, where
B= The Base Withdrawal Percentage.
A= The Annual Increase Percentage.
C = The number of whole Contract Years from the Contract Issue Date until the Income Benefit
Payment Start Date, subject to the Maximum Annual Increase Period of 20 years.
See the Income Benefit Supplement for more details.
Income Benefit Payments can begin on the 50th birthday of the youngest Covered Person or two Business
Days after the Contract Issue Date, whichever is later. You may take the full Income Benefit Payment or partial Income Benefit Payment amount through the systematic withdrawal program. If you take less than the Income Benefit Payment, the remaining Income Benefit Payment not taken will not carry over to future years.
Requests to start receiving the Income Benefit Payment must be received at least one Business Day prior to the desired Income Benefit Payment Start Date. The Owner elects how to receive the Income Benefit
Payments, either as monthly, quarterly, semi-annual, or annual payments. If the scheduled payment date does not fall on a Business Day, we will make the payment on the next Business Day.
Income Benefit Payments continue during the life of the Covered Person(s) unless the Income Benefit is terminated. Under the single life option, Income Benefit Payments will cease on the date of death of the
Covered Person. Under the joint life option, Income Benefit Payments will continue until the date of death of the second Covered Person if the surviving Spouse continues the Contract upon the death of an
Owner. We may require proof that the Covered Person(s) is living upon the date of any Income Benefit
Payment while the Income Benefit is in effect. If you do not begin Income Benefit Payments before all
Covered Person(s) die or are removed from the Contract, the Income Benefit terminates, and you will not receive any Income Benefit Payments.
Income Benefit Percentage: Values for the Base Withdrawal Percentages and Annual Increase
Percentages are set forth in an Income Benefit Supplement to this Prospectus. You should not sign an application for a Contract without first reading the current Income Benefit Supplement. Terms disclosed in previous Income Benefit Supplements are stated in Appendix C.
Income Benefit Base: The Income Benefit Base is initially equal to the Purchase Payment but will be reset each Contract Anniversary or on any day an Excess Withdrawal is taken. On each Contract
Anniversary, unless the Income Benefit is terminated, if the current Contract Value is greater than the current Income Benefit Base, the Income Benefit Base will be reset to equal the current Contract Value.
The Income Benefit Base is used only to determine the Income Benefit Payment and Income Benefit Fee.
The Income Benefit Base is not available for surrender or withdrawal.
The Income Benefit Base will be impacted by Excess Withdrawals as described later in this section.
Example of the Income Benefit Payment Calculation:
Assume the following:
•There is one Covered Person.
•On the Contract Issue Date, the Covered Person is Age 55.
•The Base Withdrawal Percentage is equal to 5.0% for the single life option for a 55-year-old.
•The Annual Increase Percentage is 0.40% for the single life option for a 55-year-old.
•The Income Benefit Payment Start Date is on the 7th Contract Anniversary.
•The Income Benefit Base is $250,000.
The Income Benefit Percentage equals the Base Withdrawal Percentage of 5.0% plus the Annual
Increase Percentage of 0.40% multiplied by the number of completed Contract Years from the Contract
Issue Date until the Income Benefit Payment Start Date, subject to the maximum of 20 years. The number of Completed Contract Years is 7, which is less than the maximum of 20, so 7 will be used in the calculation. Therefore, the Income Benefit Percentage =5.0% + 0.40% x 7 = 7.8%.
The annual Income Benefit Payment is equal to the Income Benefit Percentage of 7.8% multiplied by the
Income Benefit Base of $250,000. Therefore, the annual Income Benefit Payment = 7.8% x $250,000 =
$19,500.
Treatment of Income Benefit Payment Withdrawals
Income Benefit Payments are treated as a withdrawal from the Contract Value. Unless you instruct us otherwise by Authorized Request, Income Benefit Payments are taken proportionally from the Contract
Value in each Allocation Option at the time of the withdrawal. Income Benefit Payments reduce the Death
Benefit, Surrender Value, Contract Value, and Annual Free Withdrawal Amount by the amount of the
Income Benefit Payment on a dollar-for-dollar basis. Income Benefit Payments do not reduce the Income
Benefit Base. If Income Benefit Payments are withdrawn from a Risk Control Account before the expiration of an Interest Term, the amount withdrawn from the Risk Control Account is based on the
Interim Value (which may reflect a positive or negative return) and will reduce the Crediting Base proportionally. For information about having Income Payments taken only from the Fixed Account, see
"Fixed Account Automatic Transfer and Withdrawal Program" below.
While the Income Benefit is in effect, the Contract will not terminate if an Income Benefit Payment causes the Surrender Value to be less than $2,000.
Income Benefit Payments are not subject to Surrender Charge or Market Value Adjustment. The Income
Benefit Payment will count toward the Annual Free Withdrawal Amount.
If an Income Benefit Payment or investment performance causes the Contract Value to be zero, we will continue to pay the Income Benefit Payments until the death of all Covered Persons and the frequency of the Income Benefit Payments will remain the same as what was previously elected. In that event, the
Allocation Options will no longer be available for investment.
If the date of birth of the Covered Person(s) is misstated, the Income Benefit Payment will be adjusted based on the correct date of birth of the Covered Person(s). Any underpayment will be added to the next payment. Any overpayment will be subtracted from future payments. No interest will be credited or charged to any underpayment or overpayment adjustments.
Income Benefit
See the "Income Benefit" section.

Name of Benefit [Text Block]	Income Benefit
Benefit Standard or Optional [Text Block]	The Contract includes a non-optional Income Benefit, also known as a guaranteed lifetime withdrawal benefit or GLWB.
Operation of Benefit [Text Block]	Covered Person
The Covered Person(s) is the natural person(s) whose Age and lifetime we base the Income Benefit
Percentage and Income Benefit Payments on for the Income Benefit. You select the Covered Person(s)
on the Contract Issue Date. After the Contract Issue Date, you cannot request to add, remove, or replace a Covered Person, even if you add or change an Owner, Annuitant, or Beneficiary except as described in this Prospectus.
Eligibility to be a Covered Person
If there is a sole Owner of the Contract:
•You (the Owner) can be a Covered Person.
•Your Spouse can be a Covered Person and the sole primary Beneficiary.
•If you select single life Income Benefit Payments, you (the Owner) must be designated as the
Covered Person.
If there are Joint Owners:
•Both Owners can be Covered Persons.
•The Owners must be Spouses.
•If you select single life Income Benefit Payments, either Owner can be designated as the
Covered Person.
If the Owner is not a natural person:
•The Annuitant must be designated as the Covered Person.
•A joint Annuitant is not permissible.
•Joint life Income Benefit Payments cannot be selected.
If one Covered Person is selected, you have elected single life option rates. If there are two Covered
Persons, the Base Withdrawal Percentage and Annual Increase Percentage are determined based on your election of joint life option rates using the older Covered Person's Age as of the Contract Issue Date if the older Covered Person's Age is within 5 years of the younger Covered Person's Age; if the age difference is greater than 5 years, the younger Covered Person's Age will be used.
Adding a Covered Person
You can add a Covered Person before the Income Benefit Payment Start Date by Authorized Request if
there is only one Covered Person and there has not been a spousal continuation. The added Covered
Person must meet the eligibility requirements described above. Requests to add a Covered Person must be received at least one Business Day prior to the desired Income Benefit Payment Start Date. If a
Covered Person is added, the Income Benefit Payment will be determined in consideration of the new
Covered Person's Age and could delay the earliest date that Income Benefit Payments can start if the new Covered Person is younger than 50.
Removing a Covered Person
You can remove a Covered Person before the Income Benefit Payment Start Date by Authorized Request
if there are two Covered Persons and the remaining Covered Person was a Covered Person on the
Contract Issue Date. Requests to remove a Covered Person must be received at least one Business Day prior to the desired Income Benefit Payment Start Date.
If a Covered Person is no longer an Owner, Joint Owner, Annuitant, or Beneficiary as required, we will automatically remove that person from the Income Benefit, and they will no longer be a Covered Person.
Once we remove a Covered Person from the Income Benefit, the Covered Person cannot be reinstated
(except if the person is added as a Covered Person in accordance with the restrictions set forth above).
If at any time two Covered Persons are no longer Spouses, you must send us notice of the divorce by
Authorized Request. Upon receipt of such notice, we will remove one former Spouse from the Contract as a Covered Person.
If a Covered Person is removed and one Covered Person remains, the following will occur:
•If the Covered Person was removed before the Income Benefit Payment Start Date, single life option rates will be elected (unless a new Covered Person is added).
•If the Owner is a natural person and joint Income Benefit Payments have already started, we will continue to pay joint life Income Benefit Payments to the Owner as long as the remaining
Covered Person is living.
If a Covered Person is removed and there is no Covered Person remaining, the Income Benefit will terminate and Income Benefit Payments will cease.
Spousal Continuation
If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time.
If the surviving Spouse is a Covered Person, and elects to continue the Contract as the new Owner, the
Income Benefit will remain in effect, and the following terms apply:
•If the spousal continuation election is before the Income Benefit Payment Start Date, single life option rates will be used. Joint life option rates and joint life Income Benefit Payments will not be available, and a Covered Person cannot be added.
•If the spousal continuation election is after the Income Benefit Payment Start Date, we will continue to pay joint life Income Benefit Payments to the surviving Spouse as long as the surviving Spouse is living.
If the surviving Spouse is not a Covered Person, the Spouse may elect to continue the Contract as the new Owner; however, the Income Benefit will terminate, and we will no longer assess the Income Benefit
Fee.
Income Benefit Payments
The Income Benefit Payment is the guaranteed lifetime withdrawal amount. The annual Income Benefit
Payment is equal to the Income Benefit Percentage multiplied by the Income Benefit Base. The Income
Benefit Payment is calculated on the Income Benefit Payment Start Date.
The Income Benefit Base is initially equal to the Purchase Payment. The Income Benefit Base (and therefore the Income Benefit Payment) is recalculated on each Contract Anniversary and on any date an
Excess Withdrawal is taken. The Income Benefit Payment will only decrease if you take an Excess
Withdrawal.
The Income Benefit Percentage is a combination of the Base Withdrawal Percentage and the Annual
Increase Percentage, using the following formula:  B + A x C, where
B= The Base Withdrawal Percentage.
A= The Annual Increase Percentage.
C = The number of whole Contract Years from the Contract Issue Date until the Income Benefit
Payment Start Date, subject to the Maximum Annual Increase Period of 20 years.
See the Income Benefit Supplement for more details.
Income Benefit Payments can begin on the 50th birthday of the youngest Covered Person or two Business
Days after the Contract Issue Date, whichever is later. You may take the full Income Benefit Payment or partial Income Benefit Payment amount through the systematic withdrawal program. If you take less than the Income Benefit Payment, the remaining Income Benefit Payment not taken will not carry over to future years.
Requests to start receiving the Income Benefit Payment must be received at least one Business Day prior to the desired Income Benefit Payment Start Date. The Owner elects how to receive the Income Benefit
Payments, either as monthly, quarterly, semi-annual, or annual payments. If the scheduled payment date does not fall on a Business Day, we will make the payment on the next Business Day.
Income Benefit Payments continue during the life of the Covered Person(s) unless the Income Benefit is terminated. Under the single life option, Income Benefit Payments will cease on the date of death of the
Covered Person. Under the joint life option, Income Benefit Payments will continue until the date of death of the second Covered Person if the surviving Spouse continues the Contract upon the death of an
Owner. We may require proof that the Covered Person(s) is living upon the date of any Income Benefit
Payment while the Income Benefit is in effect. If you do not begin Income Benefit Payments before all
Covered Person(s) die or are removed from the Contract, the Income Benefit terminates, and you will not receive any Income Benefit Payments.
Income Benefit Percentage: Values for the Base Withdrawal Percentages and Annual Increase
Percentages are set forth in an Income Benefit Supplement to this Prospectus. You should not sign an application for a Contract without first reading the current Income Benefit Supplement. Terms disclosed in previous Income Benefit Supplements are stated in Appendix C.
Income Benefit Base: The Income Benefit Base is initially equal to the Purchase Payment but will be reset each Contract Anniversary or on any day an Excess Withdrawal is taken. On each Contract
Anniversary, unless the Income Benefit is terminated, if the current Contract Value is greater than the current Income Benefit Base, the Income Benefit Base will be reset to equal the current Contract Value.
The Income Benefit Base is used only to determine the Income Benefit Payment and Income Benefit Fee.
The Income Benefit Base is not available for surrender or withdrawal.
The Income Benefit Base will be impacted by Excess Withdrawals as described later in this section.
Example of the Income Benefit Payment Calculation:
Assume the following:
•There is one Covered Person.
•On the Contract Issue Date, the Covered Person is Age 55.
•The Base Withdrawal Percentage is equal to 5.0% for the single life option for a 55-year-old.
•The Annual Increase Percentage is 0.40% for the single life option for a 55-year-old.
•The Income Benefit Payment Start Date is on the 7th Contract Anniversary.
•The Income Benefit Base is $250,000.
The Income Benefit Percentage equals the Base Withdrawal Percentage of 5.0% plus the Annual
Increase Percentage of 0.40% multiplied by the number of completed Contract Years from the Contract
Issue Date until the Income Benefit Payment Start Date, subject to the maximum of 20 years. The number of Completed Contract Years is 7, which is less than the maximum of 20, so 7 will be used in the calculation. Therefore, the Income Benefit Percentage =5.0% + 0.40% x 7 = 7.8%.
The annual Income Benefit Payment is equal to the Income Benefit Percentage of 7.8% multiplied by the
Income Benefit Base of $250,000. Therefore, the annual Income Benefit Payment = 7.8% x $250,000 =
$19,500.
Treatment of Income Benefit Payment Withdrawals
Income Benefit Payments are treated as a withdrawal from the Contract Value. Unless you instruct us otherwise by Authorized Request, Income Benefit Payments are taken proportionally from the Contract
Value in each Allocation Option at the time of the withdrawal. Income Benefit Payments reduce the Death
Benefit, Surrender Value, Contract Value, and Annual Free Withdrawal Amount by the amount of the
Income Benefit Payment on a dollar-for-dollar basis. Income Benefit Payments do not reduce the Income
Benefit Base. If Income Benefit Payments are withdrawn from a Risk Control Account before the expiration of an Interest Term, the amount withdrawn from the Risk Control Account is based on the
Interim Value (which may reflect a positive or negative return) and will reduce the Crediting Base proportionally. For information about having Income Payments taken only from the Fixed Account, see
"Fixed Account Automatic Transfer and Withdrawal Program" below.
While the Income Benefit is in effect, the Contract will not terminate if an Income Benefit Payment causes the Surrender Value to be less than $2,000.
Income Benefit Payments are not subject to Surrender Charge or Market Value Adjustment. The Income
Benefit Payment will count toward the Annual Free Withdrawal Amount.
If an Income Benefit Payment or investment performance causes the Contract Value to be zero, we will continue to pay the Income Benefit Payments until the death of all Covered Persons and the frequency of the Income Benefit Payments will remain the same as what was previously elected. In that event, the
Allocation Options will no longer be available for investment.
If the date of birth of the Covered Person(s) is misstated, the Income Benefit Payment will be adjusted based on the correct date of birth of the Covered Person(s). Any underpayment will be added to the next payment. Any overpayment will be subtracted from future payments. No interest will be credited or charged to any underpayment or overpayment adjustments.

Fees and Costs of Benefit [Text Block]	Income Benefit Fee
We deduct an Income Benefit Fee proportionally from the Contract Value in all Allocation Options on each
Contract Anniversary. Detailed information about the Income Benefit Fee is provided under Charges and
Adjustments - Income Benefit Fee and in the Income Benefit Supplement.
Termination of the Income Benefit
The Income Benefit will terminate and all rights under the Income Benefit will terminate on the date any of the following occur:
•Death or removal of all Covered Persons;
•Payment of a death benefit;
•Full surrender or termination of the Contract; or
•Entire Contract Value is applied to a Payout Option.
•Upon the Owner(s) voluntary termination of the Income Benefit after the 6th Contract Year by
Authorized Request.
On the date the Income Benefit terminates we will deduct any Income Benefit Fee that was accrued but not yet deducted as the final Income Benefit Fee.
Once the Income Benefit is terminated, it cannot be added back to the Contract. You should consult your financial representative before you voluntarily terminate the Income Benefit.

Fixed Account Automatic Transfer And Withdrawal Program Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Fixed Account Automatic Transfer and Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to have Income Benefit Payments taken from the Fixed Account
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Program can only begin on a Contract Anniversary and on or after the Income Benefit Payment Start Date.
Benefits Description [Table Text Block]	Fixed Account Automatic Transfer and Withdrawal Program
You may elect by Authorized Request to have your Income Benefit Payments taken from the Fixed
Account. You should consult with your financial professional when deciding whether to elect this program.
This program may benefit you because it facilitates withdrawals for Income Benefit Payments from the
Fixed Account, which is not subject to Interim Value calculations. (Note, however, that Interim Value calculations apply if program transfers are made to the Fixed Account from Risk Control Accounts with six-year Interest Terms before the end of the current term.)
If you elect to have your Income Benefit Payments taken from the Fixed Account, we will transfer an amount up to your annual Income Benefit Payment from the Risk Control Accounts to the Fixed Account on every Contract Anniversary. Unless you instruct us otherwise, the transfer will be taken proportionally from the Risk Control Account Value in each Risk Control Account. The transfer will be taken after assessing the Income Benefit Fee. The Fixed Account automatic transfer and withdrawal program can only begin on a Contract Anniversary and on or after the Income Benefit Payment Start Date. This program can be cancelled at any time.
Impact of Excess Withdrawals on the Income Benefit Payment
An Excess Withdrawal is the portion of a withdrawal that, when added to other withdrawals during the current Contract Year, is greater than the total Income Benefit Payment for the current Contract Year.
Excess Withdrawals generally include all withdrawals (including systematic withdrawals and RMDs) prior to the Income Benefit Payment Start Date and deductions for any applicable Surrender Charge and
Market Value Adjustment. Excess Withdrawals do not include amounts we withdraw for the Income
Benefit Fee. Excess Withdrawals will proportionally reduce the Income Benefit Base, which is used to determine the Income Benefit Payment by the ratio of the Excess Withdrawal (including any Surrender
Charge and Market Value Adjustment) to the Contract Value immediately prior to the Excess Withdrawal.
Reductions due to Excess Withdrawals may be substantially more than the amount of the Excess
Withdrawal, and any resulting decreases to the Income Benefit Payment could be significant and could terminate the Contract.
Any portion of a withdrawal taken after the Income Benefit Payment Start Date that is not an Excess
Withdrawal will be treated as an Income Benefit Payment. If a withdrawal is made after the Income
Benefit Payment Start Date, the remaining Income Benefit Payment for the current Contract Year will be adjusted to reflect the withdrawal. If the withdrawal when added to the amount of all withdrawals during the current Contract Year (including Income Benefit Payments) is greater than the Income Benefit
Payment for the current Contract Year, no further Income Benefit Payments will be made during that
Contract Year. Otherwise, the remaining Income Benefit Payment for the current Contract Year is equal to the Income Benefit Payment reduced by the amount of all withdrawals during the current Contract Year
(including prior Income Benefit Payments).
If an Excess Withdrawal reduces the Surrender Value to less than $2,000, the Income Benefit will terminate and Income Benefit Payments will cease.
Example of Income Benefit Base Calculation Adjusted for an Excess Withdrawal:
Assume the following information:
•Income Benefit Payment = $5,000.
•Excess Withdrawal (including Surrender Charges and Market Value Adjustments) = $1,000.
•The Contract Value at the time of withdrawal = $100,000.
•Income Benefit Base at the time of the withdrawal = $90,000
Step 1: Deduct the Income Benefit Payment from Contract Value to determine the Contract Value immediately prior to the Excess Withdrawal:
•$100,000 - $5,000 = $95,000
Step 2: Calculate the ratio of the Excess Withdrawal to the Contract Value immediately prior to the Excess
Withdrawal:
•Ratio = Excess Withdrawal / (Contract Value immediately prior to the Excess Withdrawal)
•$1,000 / $95,000 = 0.010526
Step 3: Calculate the reduction to Income Benefit Base:
•Reduction to Income Benefit Base = Ratio x Income Benefit Base prior to the Excess Withdrawal
•0.010526 x $90,000 = $947.34
Step 4: Calculate the Income Benefit Base adjusted for the Excess Withdrawal:
•Income Benefit Base adjusted for the Excess Withdrawal = Income Benefit Base prior to the
Excess Withdrawal – reduction to Income Benefit Base
•$90,000 - $947.34 = $89,025.66.
Example 2. This example assumes the Contract Value is less than the Income Benefit Base at the time of the withdrawal.
Assume the following information:
•Income Benefit Payment = $5,000.
•Excess Withdrawal (including Surrender Charges and Market Value Adjustments) = $1,000.
•The Contract Value at the time of withdrawal = $80,000.
•Income Benefit Base at the time of the withdrawal = $90,000
Step 1: Deduct the Income Benefit Payment from Contract Value to determine the Contract Value immediately prior to the Excess Withdrawal:
•$80,000 - $5,000 = $75,000
Step 2: Calculate the ratio of the Excess Withdrawal to the Contract Value immediately prior to the Excess
Withdrawal:
•Ratio = Excess Withdrawal / (Contract Value immediately prior to the Excess Withdrawal)
•$1,000 / $75,000 = 0.013333
Step 3: Calculate the reduction to Income Benefit Base:
•Reduction to Income Benefit Base = Ratio x Income Benefit Base prior to the Excess Withdrawal
•0.013333 x $90,000 = $1,199.97
Step 4: Calculate the Income Benefit Base adjusted for the Excess Withdrawal:
•Income Benefit Base adjusted for the Excess Withdrawal = Income Benefit Base prior to the
Excess Withdrawal – reduction to Income Benefit Base
•$90,000 - $1,199.97 = $88,800.03.
As illustrated in Example 2, the Income Benefit Base calculation may result in a reduction in the Income
Benefit Base that is significantly larger than the withdrawal amount.
Required Minimum Distribution Withdrawals
If the Contract is an Individual Retirement Annuity (IRA), Income Benefit Payments may be used to satisfy your Required Minimum Distribution (RMD) requirements. A withdrawal taken to satisfy RMD requirements prior to the Income Benefit Payment Start Date will be treated as an Excess
Withdrawal and will reduce the Income Benefit Base and Income Benefit Payment and could terminate the Contract.
If the RMD associated with the Contract exceeds the Income Benefit Payment, and you increase the
Income Benefit Payment to meet your RMD requirements, the additional funds withdrawn to satisfy RMD requirements after the Income Benefit Payment Start Date will not be treated as an Excess Withdrawal and Surrender Charges and Market Value Adjustments will not apply. The additional funds taken to satisfy an RMD requirement will not reduce the Income Benefit Base or future Income Benefit Payments.
The RMD requirement for the Contract is calculated by the Company based on the calendar year taken.
The portion of the withdrawal that is treated as an RMD may not be greater than the RMD of the current calendar year less any amount previously withdrawn. For calendar years after the Contract Value is reduced to zero, the Income Benefit Payments will be treated as the RMD payments with respect to the
Contract.
Fixed Account Automatic Transfer and Withdrawal Program
See the "Income Benefit - Fixed Account Automatic Transfer and Withdrawal Program" section.

Name of Benefit [Text Block]	Fixed Account Automatic Transfer and Withdrawal Program
Benefit Standard or Optional [Text Block]	You may elect by Authorized Request to have your Income Benefit Payments taken from the Fixed Account.
Operation of Benefit [Text Block]	You may elect by Authorized Request to have your Income Benefit Payments taken from the Fixed
Account. You should consult with your financial professional when deciding whether to elect this program.
This program may benefit you because it facilitates withdrawals for Income Benefit Payments from the
Fixed Account, which is not subject to Interim Value calculations. (Note, however, that Interim Value calculations apply if program transfers are made to the Fixed Account from Risk Control Accounts with six-year Interest Terms before the end of the current term.)
If you elect to have your Income Benefit Payments taken from the Fixed Account, we will transfer an amount up to your annual Income Benefit Payment from the Risk Control Accounts to the Fixed Account on every Contract Anniversary. Unless you instruct us otherwise, the transfer will be taken proportionally from the Risk Control Account Value in each Risk Control Account. The transfer will be taken after assessing the Income Benefit Fee. The Fixed Account automatic transfer and withdrawal program can only begin on a Contract Anniversary and on or after the Income Benefit Payment Start Date. This program can be cancelled at any time.
Impact of Excess Withdrawals on the Income Benefit Payment
An Excess Withdrawal is the portion of a withdrawal that, when added to other withdrawals during the current Contract Year, is greater than the total Income Benefit Payment for the current Contract Year.
Excess Withdrawals generally include all withdrawals (including systematic withdrawals and RMDs) prior to the Income Benefit Payment Start Date and deductions for any applicable Surrender Charge and
Market Value Adjustment. Excess Withdrawals do not include amounts we withdraw for the Income
Benefit Fee. Excess Withdrawals will proportionally reduce the Income Benefit Base, which is used to determine the Income Benefit Payment by the ratio of the Excess Withdrawal (including any Surrender
Charge and Market Value Adjustment) to the Contract Value immediately prior to the Excess Withdrawal.
Reductions due to Excess Withdrawals may be substantially more than the amount of the Excess
Withdrawal, and any resulting decreases to the Income Benefit Payment could be significant and could terminate the Contract.
Any portion of a withdrawal taken after the Income Benefit Payment Start Date that is not an Excess
Withdrawal will be treated as an Income Benefit Payment. If a withdrawal is made after the Income
Benefit Payment Start Date, the remaining Income Benefit Payment for the current Contract Year will be adjusted to reflect the withdrawal. If the withdrawal when added to the amount of all withdrawals during the current Contract Year (including Income Benefit Payments) is greater than the Income Benefit
Payment for the current Contract Year, no further Income Benefit Payments will be made during that
Contract Year. Otherwise, the remaining Income Benefit Payment for the current Contract Year is equal to the Income Benefit Payment reduced by the amount of all withdrawals during the current Contract Year
(including prior Income Benefit Payments).
If an Excess Withdrawal reduces the Surrender Value to less than $2,000, the Income Benefit will terminate and Income Benefit Payments will cease.

Calculation Method of Benefit [Text Block]	Example of Income Benefit Base Calculation Adjusted for an Excess Withdrawal:
Assume the following information:
•Income Benefit Payment = $5,000.
•Excess Withdrawal (including Surrender Charges and Market Value Adjustments) = $1,000.
•The Contract Value at the time of withdrawal = $100,000.
•Income Benefit Base at the time of the withdrawal = $90,000
Step 1: Deduct the Income Benefit Payment from Contract Value to determine the Contract Value immediately prior to the Excess Withdrawal:
•$100,000 - $5,000 = $95,000
Step 2: Calculate the ratio of the Excess Withdrawal to the Contract Value immediately prior to the Excess
Withdrawal:
•Ratio = Excess Withdrawal / (Contract Value immediately prior to the Excess Withdrawal)
•$1,000 / $95,000 = 0.010526
Step 3: Calculate the reduction to Income Benefit Base:
•Reduction to Income Benefit Base = Ratio x Income Benefit Base prior to the Excess Withdrawal
•0.010526 x $90,000 = $947.34
Step 4: Calculate the Income Benefit Base adjusted for the Excess Withdrawal:
•Income Benefit Base adjusted for the Excess Withdrawal = Income Benefit Base prior to the
Excess Withdrawal – reduction to Income Benefit Base
•$90,000 - $947.34 = $89,025.66.
Example 2. This example assumes the Contract Value is less than the Income Benefit Base at the time of the withdrawal.
Assume the following information:
•Income Benefit Payment = $5,000.
•Excess Withdrawal (including Surrender Charges and Market Value Adjustments) = $1,000.
•The Contract Value at the time of withdrawal = $80,000.
•Income Benefit Base at the time of the withdrawal = $90,000
Step 1: Deduct the Income Benefit Payment from Contract Value to determine the Contract Value immediately prior to the Excess Withdrawal:
•$80,000 - $5,000 = $75,000
Step 2: Calculate the ratio of the Excess Withdrawal to the Contract Value immediately prior to the Excess
Withdrawal:
•Ratio = Excess Withdrawal / (Contract Value immediately prior to the Excess Withdrawal)
•$1,000 / $75,000 = 0.013333
Step 3: Calculate the reduction to Income Benefit Base:
•Reduction to Income Benefit Base = Ratio x Income Benefit Base prior to the Excess Withdrawal
•0.013333 x $90,000 = $1,199.97
Step 4: Calculate the Income Benefit Base adjusted for the Excess Withdrawal:
•Income Benefit Base adjusted for the Excess Withdrawal = Income Benefit Base prior to the
Excess Withdrawal – reduction to Income Benefit Base
•$90,000 - $1,199.97 = $88,800.03.
As illustrated in Example 2, the Income Benefit Base calculation may result in a reduction in the Income
Benefit Base that is significantly larger than the withdrawal amount.
Required Minimum Distribution Withdrawals
If the Contract is an Individual Retirement Annuity (IRA), Income Benefit Payments may be used to satisfy your Required Minimum Distribution (RMD) requirements. A withdrawal taken to satisfy RMD requirements prior to the Income Benefit Payment Start Date will be treated as an Excess
Withdrawal and will reduce the Income Benefit Base and Income Benefit Payment and could terminate the Contract.
If the RMD associated with the Contract exceeds the Income Benefit Payment, and you increase the
Income Benefit Payment to meet your RMD requirements, the additional funds withdrawn to satisfy RMD requirements after the Income Benefit Payment Start Date will not be treated as an Excess Withdrawal and Surrender Charges and Market Value Adjustments will not apply. The additional funds taken to satisfy an RMD requirement will not reduce the Income Benefit Base or future Income Benefit Payments.
The RMD requirement for the Contract is calculated by the Company based on the calendar year taken.
The portion of the withdrawal that is treated as an RMD may not be greater than the RMD of the current calendar year less any amount previously withdrawn. For calendar years after the Contract Value is reduced to zero, the Income Benefit Payments will be treated as the RMD payments with respect to the
Contract.

Systematic Withdrawals Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Provide payments on a schedule as set up by you.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Withdrawals may be subject to a Market Value Adjustment or Surrender Charge.
Benefits Description [Table Text Block]	Systematic Withdrawals
Our systematic withdrawal program is an administrative program designed for you to take reoccurring, automatic withdrawals at the frequency you select. You can receive payments monthly, quarterly, semi-
annually, or annually, subject to the $100 minimum partial withdrawal amount and minimum Surrender
Value described above. The systematic withdrawal program is available to you at any time for no additional charge. There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax advisor before electing to participate in the plan. We may cease offering this program or change the administrative rules related to the program on a non-discriminatory basis.
Systematic withdrawals may be requested on the following basis before the Income Benefit Payment
Start Date:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution; or
•As Substantially Equal Periodic Payments under Sections 72(t) and 72(q) of the Internal Revenue
Code (IRC), as described below.
Systematic withdrawals may be requested on the following basis on or after the Income Benefit Payment
Start Date:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution;
•Total systematic withdrawals for the Contract Year equal to a specified dollar amount that is less than your annual Income Benefit Payment; or
•Total systematic withdrawals for the Contract Year equal to your annual Income Benefit Payment;
Unless you instruct us otherwise by Authorized Request, systematic withdrawals will be deducted proportionally from the Contract Value in each Allocation Option.
The Contract may not be appropriate for investors who plan to take systematic withdrawals. With the exception of systematic withdrawals for Required Minimum Distributions and Income Benefit
Payments, systematic withdrawals exceeding the Annual Free Withdrawal Amount are subject to
Surrender Charges and the Market Value Adjustment. Excess Withdrawals will also reduce the
Income Benefit Base, which is used to determine the Income Benefit Payment, and Purchase
Payment, which is used to determine the Death Benefit, perhaps by more than the amount of the withdrawal. Any withdrawals from Risk Control Accounts could also significantly reduce the
Contract Value due to the Interim Value calculation and proportionate withdrawal calculations.
If a partial withdrawal is made after the Income Benefit Payment Start Date and total withdrawals in the
Contract Year do not exceed the Income Benefit Payment, it will be treated as an Income Benefit
Payment and the remaining Income Benefit Payment for the current Contract Year will be adjusted to reflect the withdrawal. If the partial withdrawal causes the remaining systematic withdrawals to be less than the $100 minimum partial withdrawal amount, we will attempt to contact you or your financial professional to discuss your options. Income Benefit Payments are treated as partial withdrawals and will reduce the remaining Income Benefit Payment available in the Contract Year and the Death Benefit by the amount of the Income Benefit Payment.
Systematic withdrawals for the Contract Year taken after the Income Benefit Payment Start Date cannot be more than the annual Income Benefit Payment. If a partial withdrawal causes total withdrawals in a
Contract Year to exceed the Income Benefit Payment, the portion of the partial withdrawal that exceeds the Income Benefit Payment will be treated as an Excess Withdrawal and no further
Income Benefit Payments will be made in that Contract Year.
Systematic withdrawals (including Income Benefit Payment systematic withdrawals) can be terminated by
Authorized Request or will terminate when the Income Benefit terminates.
Required Minimum Distributions. If your Required Minimum Distribution is greater than the Income
Benefit Payment, you can elect by Authorized Request to withdraw an amount equal to the Required
Minimum Distribution after the Income Benefit Payment Start Date. Such a withdrawal will not be treated as an Excess Withdrawal, Surrender Charges and Market Value Adjustments will not apply, and the additional withdrawal taken to satisfy the Required Minimum Distribution will not reduce the Income
Benefit Base or future Income Benefit Payments. Because Required Minimum Distributions are calculated based on a calendar year and Income Benefit Payments are based on a Contract Year, if your Required
Minimum Distributions is more than the sum of the Income Benefit Payments and other withdrawals taken during the calendar year and you elect to take an additional withdrawal that is greater than your Income
Benefit Payment to equal the Required Minimum Distribution, the additional withdrawal will be processed in December to ensure the calendar year Required Minimum Distribution is satisfied and Income Benefit
Payments for the remainder of the Contract Year will be adjusted. This election will continue each year unless it is discontinued by Authorized Request.
Substantially Equal Periodic Payments. If your annuity Contract is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the IRC,
Section 72(t) of the Internal Revenue Code (IRC) may provide an exception to the 10% additional tax on distributions made prior to age 59½ if you elect to receive distributions as a series of “substantially equal periodic payments.” For Contracts issued as Non-Qualified Annuities, the IRC may provide a similar exception from penalty under Section 72(q) of the IRC.
•You cannot take any withdrawals from the annuity other than the substantially equal periodic payments.
•Changes due to investment experience do not affect the prohibition against taking distributions in additional to the annual substantially equal periodic payment.
•No more than one substantially equal periodic payment series may be in effect for any year.
Substantially Equal Periodic Payments under Sections 72(t) and 72(q) may be subject to a Surrender
Charge and Market Value Adjustment. To request systematic withdrawals that comply with Sections 72(t)
or 72(q), you must provide us with certain required information in writing on a form acceptable to us.
There is no minimum Surrender Value we require to allow you to begin substantially equal periodic payments under Sections 72(t) or 72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually, or annually. However, if treated as Excess
Withdrawals, payments under this program are subject to the minimum Surrender Value described above.
Substantially equal periodic payments must not be modified before the date that is the later of the fifth anniversary of the date of the first payment and the date the contract owner reaches age 59½. If there are modifications to the series of payments before that date, an additional recapture tax applies. If you begin receiving Income Benefit Payments during this time, the withdrawals may be viewed as a modification.
Please consult your personal tax advisor.
If you receive substantially equal periodic payments before the Income Benefit Payment Start
Date, or after the Income Benefit Payment Start Date that exceed your annual Income Benefit
Payment amount, such payments would be considered Excess Withdrawals and will reduce the
Income Benefit Base and Purchase Payment used in determining the Death Benefit, perhaps by more than the amount of the withdrawal.
You may also annuitize your Contract and begin receiving payments for the remainder of your life or life expectancy as a means of receiving income payments before age 59½ that are not subject to the 10%
additional tax.

Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Our systematic withdrawal program is an administrative program designed for you to take reoccurring, automatic withdrawals at the frequency you select. You can receive payments monthly, quarterly, semi-
annually, or annually, subject to the $100 minimum partial withdrawal amount and minimum Surrender
Value described above. The systematic withdrawal program is available to you at any time for no additional charge. There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax advisor before electing to participate in the plan. We may cease offering this program or change the administrative rules related to the program on a non-discriminatory basis.
Systematic withdrawals may be requested on the following basis before the Income Benefit Payment
Start Date:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution; or
•As Substantially Equal Periodic Payments under Sections 72(t) and 72(q) of the Internal Revenue
Code (IRC), as described below.
Systematic withdrawals may be requested on the following basis on or after the Income Benefit Payment
Start Date:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution;
•Total systematic withdrawals for the Contract Year equal to a specified dollar amount that is less than your annual Income Benefit Payment; or
•Total systematic withdrawals for the Contract Year equal to your annual Income Benefit Payment;
Unless you instruct us otherwise by Authorized Request, systematic withdrawals will be deducted proportionally from the Contract Value in each Allocation Option.
The Contract may not be appropriate for investors who plan to take systematic withdrawals. With the exception of systematic withdrawals for Required Minimum Distributions and Income Benefit
Payments, systematic withdrawals exceeding the Annual Free Withdrawal Amount are subject to
Surrender Charges and the Market Value Adjustment. Excess Withdrawals will also reduce the
Income Benefit Base, which is used to determine the Income Benefit Payment, and Purchase
Payment, which is used to determine the Death Benefit, perhaps by more than the amount of the withdrawal. Any withdrawals from Risk Control Accounts could also significantly reduce the
Contract Value due to the Interim Value calculation and proportionate withdrawal calculations.
If a partial withdrawal is made after the Income Benefit Payment Start Date and total withdrawals in the
Contract Year do not exceed the Income Benefit Payment, it will be treated as an Income Benefit
Payment and the remaining Income Benefit Payment for the current Contract Year will be adjusted to reflect the withdrawal. If the partial withdrawal causes the remaining systematic withdrawals to be less than the $100 minimum partial withdrawal amount, we will attempt to contact you or your financial professional to discuss your options. Income Benefit Payments are treated as partial withdrawals and will reduce the remaining Income Benefit Payment available in the Contract Year and the Death Benefit by the amount of the Income Benefit Payment.
Systematic withdrawals for the Contract Year taken after the Income Benefit Payment Start Date cannot be more than the annual Income Benefit Payment. If a partial withdrawal causes total withdrawals in a
Contract Year to exceed the Income Benefit Payment, the portion of the partial withdrawal that exceeds the Income Benefit Payment will be treated as an Excess Withdrawal and no further
Income Benefit Payments will be made in that Contract Year.
Systematic withdrawals (including Income Benefit Payment systematic withdrawals) can be terminated by
Authorized Request or will terminate when the Income Benefit terminates.

Calculation Method of Benefit [Text Block]	Required Minimum Distributions. If your Required Minimum Distribution is greater than the Income
Benefit Payment, you can elect by Authorized Request to withdraw an amount equal to the Required
Minimum Distribution after the Income Benefit Payment Start Date. Such a withdrawal will not be treated as an Excess Withdrawal, Surrender Charges and Market Value Adjustments will not apply, and the additional withdrawal taken to satisfy the Required Minimum Distribution will not reduce the Income
Benefit Base or future Income Benefit Payments. Because Required Minimum Distributions are calculated based on a calendar year and Income Benefit Payments are based on a Contract Year, if your Required
Minimum Distributions is more than the sum of the Income Benefit Payments and other withdrawals taken during the calendar year and you elect to take an additional withdrawal that is greater than your Income
Benefit Payment to equal the Required Minimum Distribution, the additional withdrawal will be processed in December to ensure the calendar year Required Minimum Distribution is satisfied and Income Benefit
Payments for the remainder of the Contract Year will be adjusted. This election will continue each year unless it is discontinued by Authorized Request.
Substantially Equal Periodic Payments. If your annuity Contract is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the IRC,
Section 72(t) of the Internal Revenue Code (IRC) may provide an exception to the 10% additional tax on distributions made prior to age 59½ if you elect to receive distributions as a series of “substantially equal periodic payments.” For Contracts issued as Non-Qualified Annuities, the IRC may provide a similar exception from penalty under Section 72(q) of the IRC.
•You cannot take any withdrawals from the annuity other than the substantially equal periodic payments.
•Changes due to investment experience do not affect the prohibition against taking distributions in additional to the annual substantially equal periodic payment.
•No more than one substantially equal periodic payment series may be in effect for any year.
Substantially Equal Periodic Payments under Sections 72(t) and 72(q) may be subject to a Surrender
Charge and Market Value Adjustment. To request systematic withdrawals that comply with Sections 72(t)
or 72(q), you must provide us with certain required information in writing on a form acceptable to us.
There is no minimum Surrender Value we require to allow you to begin substantially equal periodic payments under Sections 72(t) or 72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually, or annually. However, if treated as Excess
Withdrawals, payments under this program are subject to the minimum Surrender Value described above.
Substantially equal periodic payments must not be modified before the date that is the later of the fifth anniversary of the date of the first payment and the date the contract owner reaches age 59½. If there are modifications to the series of payments before that date, an additional recapture tax applies. If you begin receiving Income Benefit Payments during this time, the withdrawals may be viewed as a modification.
Please consult your personal tax advisor.
If you receive substantially equal periodic payments before the Income Benefit Payment Start
Date, or after the Income Benefit Payment Start Date that exceed your annual Income Benefit
Payment amount, such payments would be considered Excess Withdrawals and will reduce the
Income Benefit Base and Purchase Payment used in determining the Death Benefit, perhaps by more than the amount of the withdrawal.
You may also annuitize your Contract and begin receiving payments for the remainder of your life or life expectancy as a means of receiving income payments before age 59½ that are not subject to the 10%
additional tax.

Interim Value [Member]
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Market Value Adjustment [Member]
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	90.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Market Value Adjustment
An Excess Withdrawal or full surrender of the Contract may be adjusted (increased or decreased) for the
Market Value Adjustment. The Market Value Adjustment applies to every Allocation Option, including the
Fixed Account, and will always apply for the six-year rolling period beginning on the Contract Issue Date even if the Allocation Options elected have an Interest Term of less than six years.
The Market Value Adjustment reflects the change in value of the investments that support the guarantees under this Contract upon withdrawal during the six-year rolling period beginning on the Contract Issue
Date. Rates used in determining the Market Value Adjustment are reset every sixth Contract Anniversary.
You may obtain information about the Market Value Adjustment by calling us.
A negative Market Value Adjustment could significantly decrease the amount you receive from an
Excess Withdrawal or surrender. In extreme circumstances, losses from the Market Value
Adjustment could be as high as 90% of your Contract Value. You directly bear the investment risk associated with a Market Value Adjustment. You should carefully consider your income needs before purchasing the Contract.
Purpose of the Market Value Adjustment. The Market Value Adjustment helps protect us from market losses relating to changes in the value of the investments that support the guarantees under the Contract when amounts are withdrawn from an Allocation Option before the end of each six-year period. You bear the risk that the Market Value Adjustment may decrease the amount of a withdrawal made during the six-
year period.
Application. If the combination of the Constant Maturity Treasury rate and ICE BofA Index has increased at the time of withdrawal over their levels at the start of the six-year period, the Market Value Adjustment will be negative and will decrease the Surrender Value or amount you receive from a partial withdrawal by the amount of the Market Value Adjustment. Similarly, if the combination of the Constant Maturity Treasury rate and ICE BofA Index has decreased at the time of surrender or partial withdrawal over their levels at the start of the six-year period, the Market Value Adjustment will be positive and will increase the
Surrender Value or amount you receive from a partial withdrawal by the amount of the Market Value
Adjustment.
We will not assess the Market Value Adjustment on:
•Withdrawals under the Nursing Home or Hospital Waiver or Terminal illness waiver;
•Refunds under the Right to Examine;
•Required Minimum Distributions that are withdrawn under an automatic withdrawal program provided by us;
•The Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Income Benefit Payments;
•Withdrawals on or within 30 days after the end of every six-year rolling period; and
•Contract Value applied to a Payout Option using the Payout Option tables shown on the Contract
Data Page;
•Income Benefit Fee; and
•Transfers (including Flex Transfers).
For more information about the Market Value Adjustment and examples of how we calculate Market Value
Adjustments, please refer to the Statement of Additional Information.
IMPORTANT: You directly bear the investment risk associated with the Interim Value calculation and the Market Value Adjustment.
Contract Adjustment, Maximum Potential Loss [Percent]	90.00%
Contract Adjustment, Applicable Period [Text Block]	The Market Value Adjustment applies to every Allocation Option, including the
Fixed Account, and will always apply for the six-year rolling period beginning on the Contract Issue Date even if the Allocation Options elected have an Interest Term of less than six years.

Contract Adjustment, Applicable Transaction [Text Block]	An Excess Withdrawal or full surrender of the Contract may be adjusted (increased or decreased) for the Market Value Adjustment.
Contract Adjustment, Waiver Circumstances [Text Block]	We will not assess the Market Value Adjustment on:
•Withdrawals under the Nursing Home or Hospital Waiver or Terminal illness waiver;
•Refunds under the Right to Examine;
•Required Minimum Distributions that are withdrawn under an automatic withdrawal program provided by us;
•The Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Income Benefit Payments;
•Withdrawals on or within 30 days after the end of every six-year rolling period; and
•Contract Value applied to a Payout Option using the Payout Option tables shown on the Contract
Data Page;
•Income Benefit Fee; and
•Transfers (including Flex Transfers).

Contract Adjustment, Effect on Value and Benefits [Text Block]	A negative Market Value Adjustment could significantly decrease the amount you receive from an
Excess Withdrawal or surrender. In extreme circumstances, losses from the Market Value
Adjustment could be as high as 90% of your Contract Value. You directly bear the investment risk associated with a Market Value Adjustment. You should carefully consider your income needs before purchasing the Contract.

Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value.
Contract Adjustment, Purpose [Text Block]	Purpose of the Market Value Adjustment. The Market Value Adjustment helps protect us from market losses relating to changes in the value of the investments that support the guarantees under the Contract when amounts are withdrawn from an Allocation Option before the end of each six-year period. You bear the risk that the Market Value Adjustment may decrease the amount of a withdrawal made during the six-
year period.

Income Benefit Fee [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Income Benefit Fee
The Income Benefit Fee is equal on an annual basis to the Income Benefit Fee Rate multiplied by the average daily value of the Income Benefit Base for the prior Contract Year. The Income Benefit Fee will be deducted proportionally from the Contract Value in all Allocation Options on the Contract Anniversary.
The Income Benefit Fee will be deducted prior to any other transactions on the Contract Anniversary. No
Surrender Charge or Market Value Adjustment will be applied as a result of the deduction of the Income
Benefit Fee. The Income Benefit Fee is assessed even if Income Benefit Payments are never made.
The table shows the current and maximum Income Benefit Fee Rate that we may charge. Once your
Contract is issued, your Income Benefit Fee Rate will not change for the life of your Contract.

Income Benefit Fee Rate (as a percentage of the average daily Income Benefit Base for the prior Contract Year)	Current Charge	Maximum Charge
IncomeGrowth Protection Rider	See Income Benefit Supplement.	3%
IncomeGrowth Performance Rider		3%
The average daily value of the Income Benefit Base will equal the Income Benefit Base as of the start of the Contract Year unless an Excess Withdrawal is taken. Because Excess Withdrawals reduce the
Income Benefit Base, the reduced Income Benefit Base will be used in the average daily value calculation in the event of an Excess Withdrawal. In that case, the average daily value of the Income Benefit Base will be equal to the sum of each Income Benefit Base for the prior Contract Year multiplied by the number of days it applied and divided by the number of days in the Contract Year.
The Income Benefit Fee will terminate upon the date any of the following occur:
•Contract Value is equal to zero;
•Death or removal of all Covered Persons;
•Payment of a death benefit;
•Full surrender or termination of the Contract;
•Entire Contract Value is applied to a Payout Option;
•The date the Income Benefit terminates.
On the date the Income Benefit terminates, we will deduct any portion of the Income Benefit Fee that is accrued but not yet deducted, calculated from the last Contract Anniversary to the effective date of the termination. The final Income Benefit Fee will be deducted as of the termination date proportionally from the Contract Value in all Allocation Options.

Contract Adjustment, Applicable Period [Text Block]	The Income Benefit Fee is equal on an annual basis
Contract Adjustment, Applicable Transaction [Text Block]	The Income Benefit Fee will
be deducted proportionally from the Contract Value in all Allocation Options on the Contract Anniversary.
The Income Benefit Fee will be deducted prior to any other transactions on the Contract Anniversary.
Contract Adjustment, Manner Determined [Text Block]	The Income Benefit Fee will terminate upon the date any of the following occur:
•Contract Value is equal to zero;
•Death or removal of all Covered Persons;
•Payment of a death benefit;
•Full surrender or termination of the Contract;
•Entire Contract Value is applied to a Payout Option;
•The date the Income Benefit terminates.

Income Benefit Fee [Member] | IncomeGrowth Protection Rider [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	300.00%
Income Benefit Fee [Member] | IncomeGrowth Performance Rider [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	300.00%
Surrender Charge [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Surrender Charge
During the first six Contract Years, we deduct a Surrender Charge from each Excess Withdrawal or surrender that exceeds the Annual Free Withdrawal Amount. The Surrender Charge schedule is expressed as a percentage of the Contract Value withdrawn or surrendered as shown below.

Contract Year	Surrender Charge Percentage
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7+	0%
The Surrender Charge is assessed before application of the Market Value Adjustment. For examples of how we calculate the Surrender Charge, please refer to the Statement of Additional Information.
We will not assess the Surrender Charge on:
•Withdrawals under the Nursing Home or Hospital waiver or Terminal Illness waiver;
•Refunds under the Right to Examine;
•Required Minimum Distributions that are withdrawn under the automatic withdrawal program provided by the Company;
•The Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Amounts withdrawn after the first six Contract Years;
•Contract Value applied to a Payout Option using the Payout Option tables shown on the Contract
Data Page;
•Income Benefit Payments;
•Income Benefit Fees; and
•Transfers (including Flex Transfers).
We will waive the Surrender Charge and Market Value Adjustment in the case of a partial withdrawal or surrender where the Owner or Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness
waiver. Before granting the waiver, we may request a second opinion or examination of the Owner or
Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. If there is a conflicting opinion between physicians, the Company’s physician will rule. Each waiver may be exercised only one time.
•Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed nursing home or hospital and has been confined to such nursing home or hospital for at least 90 consecutive days after the latter of the Contract Issue Date or the date of change of the Owner or Annuitant. A hospital refers to a facility that is licensed and operated as a hospital according to the law of the jurisdiction in which it is located. A nursing home refers to a facility that is licensed and operates as a nursing facility according to the law of the jurisdiction in which it is located. We require verification of confinement to the nursing home or hospital, and such verification must be signed by the administrator of the facility.
•Terminal Illness Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of 12 months or less due to illness or accident. As proof, we require a determination of the Terminal Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family.
Any state variations with respect to the availability, terms, and/or benefits of the Surrender Charge waivers are provided in Appendix B.
Even if you do not pay a Surrender Charge because of the waivers, you still may be required to pay taxes, and additional taxes on the amount withdrawn. You should consult a tax adviser to determine the effect of a partial withdrawal on your taxes. Additionally, any applicable Interim Value will apply to amounts withdrawn under this Waiver and there may be a proportionate reduction in the Crediting Base and Death
Benefit.
Surrender Charges offset promotion, distribution expenses, and investment risks born by the Company.
To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs from its General Account.

Contract Adjustment, Applicable Period [Text Block]	During the first six Contract Years, we deduct a Surrender Charge from each Excess Withdrawal or surrender that exceeds the Annual Free Withdrawal Amount.
Contract Adjustment, Applicable Transaction [Text Block]	we deduct a Surrender Charge from each Excess Withdrawal or surrender that exceeds the Annual Free Withdrawal Amount.
Contract Adjustment, Waiver Circumstances [Text Block]	We will waive the Surrender Charge and Market Value Adjustment in the case of a partial withdrawal or surrender where the Owner or Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness
waiver. Before granting the waiver, we may request a second opinion or examination of the Owner or
Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. If there is a conflicting opinion between physicians, the Company’s physician will rule. Each waiver may be exercised only one time.
•Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed nursing home or hospital and has been confined to such nursing home or hospital for at least 90 consecutive days after the latter of the Contract Issue Date or the date of change of the Owner or Annuitant. A hospital refers to a facility that is licensed and operated as a hospital according to the law of the jurisdiction in which it is located. A nursing home refers to a facility that is licensed and operates as a nursing facility according to the law of the jurisdiction in which it is located. We require verification of confinement to the nursing home or hospital, and such verification must be signed by the administrator of the facility.
•Terminal Illness Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of 12 months or less due to illness or accident. As proof, we require a determination of the Terminal Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family.

Contract Adjustment, Manner Determined [Text Block]	The Surrender Charge is assessed before application of the Market Value Adjustment. For examples of how we calculate the Surrender Charge, please refer to the Statement of Additional Information.
We will not assess the Surrender Charge on:
•Withdrawals under the Nursing Home or Hospital waiver or Terminal Illness waiver;
•Refunds under the Right to Examine;
•Required Minimum Distributions that are withdrawn under the automatic withdrawal program provided by the Company;
•The Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Amounts withdrawn after the first six Contract Years;
•Contract Value applied to a Payout Option using the Payout Option tables shown on the Contract
Data Page;
•Income Benefit Payments;
•Income Benefit Fees; and
•Transfers (including Flex Transfers).

Contract Adjustment, Effect on Value and Benefits [Text Block]	Any state variations with respect to the availability, terms, and/or benefits of the Surrender Charge waivers are provided in Appendix B.
Even if you do not pay a Surrender Charge because of the waivers, you still may be required to pay taxes, and additional taxes on the amount withdrawn. You should consult a tax adviser to determine the effect of a partial withdrawal on your taxes. Additionally, any applicable Interim Value will apply to amounts withdrawn under this Waiver and there may be a proportionate reduction in the Crediting Base and Death
Benefit.

Contract Adjustment, Relationship to Other Charges [Text Block]	Surrender Charges offset promotion, distribution expenses, and investment risks born by the Company.
To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs from its General Account.

Premium Taxes [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Premium Taxes
Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, premium taxes are not currently charged to Contract holders. State premium taxes currently range from 0% to 3.5%.

Contract Adjustment, Maximum Potential Loss [Percent]	3.50%
Contract Adjustment, Applicable Transaction [Text Block]	However, premium taxes are not currently charged to Contract holders.
Contract Adjustment, Manner Determined [Text Block]	Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.
S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	1 year
Dimensional US Small CapValue Systematic Index, Stock market index., 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	1 year
Barclays Risk Balanced Index, Allocates between equities and fixed income,1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Barclays Risk Balanced Index
Index-Linked Option Available, Type of Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.
Index-Linked Option Available, Crediting Period	1 year
S&P 500 Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate:10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	6 years
Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate:10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	6 years
Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Floor: 0%, Minimum Cap Rate:10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Barclays Risk Balanced Index
Index-Linked Option Available, Type of Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.
Index-Linked Option Available, Crediting Period	6 years
S&P 500 Index, Stock market index, 1-Year, Buffer:-10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	1 year
Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Buffer:-10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	1 year
S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	6 years
Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Buffer: -10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	6 years
S&P 500 Index, Stock market index, 6-Year, Boost:10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	6 years
Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Boost:10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	6 years
S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Dual Step Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	6 years
Fixed Account Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.05%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes. You can lose money by investing in the Contract, including loss of principal and previously credited interest, due to negative
Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a Floor of -10%)
each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the
Index declines by 100%) each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the
Index declines by 100%) each Interest Term due to negative Index performance.
The Fixed Account and a Risk Control Account with a 0%
Floor, a minimum 1% Cap Rate, and a minimum 100%
Participation Rate will always be available. However, we may change or discontinue some or all of the other Allocation
Options; any remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	The Fixed Account and a Risk Control Account with a 0%
Floor, a minimum 1% Cap Rate, and a minimum 100%
Participation Rate will always be available. However, we may change or discontinue some or all of the other Allocation
Options; any remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. An investment in the Contract is subject to the risk of loss. You could lose your investment, including principal and previously credited interest.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Excess Withdrawals and surrenders may be subject to a Surrender
Charge and a Market Value Adjustment (which may be positive or negative) to the extent they exceed the Annual Free Withdrawal
Amount. All withdrawals and surrenders (including withdrawals for
Income Benefit Payments) from a Risk Control Account before the end of an Interest Term are subject to the Interim Value calculation
(which may be positive or negative) and proportional adjustment of the Crediting Base. Amounts withdrawn are also subject to federal and state income taxes, and, if taken before age 59½, a 10%
additional tax. Excess Withdrawals will also reduce the Death
Benefit and Income Benefit Payment, perhaps by significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The Risk Control Accounts
available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized
Request at least one Business Day before the end of the current
Interest Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same Risk
Control Account is not available, we will apply the value to the
Fixed Account. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk
Control Account.

Key Information, Contract Adjustment Risk [Text Block]	Excess Withdrawals and surrenders may be subject to a Surrender
Charge and a Market Value Adjustment (which may be positive or negative) to the extent they exceed the Annual Free Withdrawal
Amount. All withdrawals and surrenders (including withdrawals for
Income Benefit Payments) from a Risk Control Account before the end of an Interest Term are subject to the Interim Value calculation
(which may be positive or negative) and proportional adjustment of the Crediting Base. Amounts withdrawn are also subject to federal and state income taxes, and, if taken before age 59½, a 10%
additional tax. Excess Withdrawals will also reduce the Death
Benefit and Income Benefit Payment, perhaps by significantly more than the amount of the withdrawal.

Key Information, Default Reallocation Risk [Text Block]	At least two weeks before the end of an Interest Term, you will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The Risk Control Accounts
available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized
Request at least one Business Day before the end of the current
Interest Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same Risk
Control Account is not available, we will apply the value to the
Fixed Account. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk
Control Account.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the Contract.
Each Allocation Option, including the Risk Control Accounts and the
Fixed Account, has its own unique risks. You should review the
Allocation Options carefully before making an investment decision.
The Cap Rate, Participation Rate, and Dual Step Rate may limit positive Index returns. For example, if the Index performance is
20%, and the Cap Rate or Dual Step Rate (as applicable) is 10%, we will credit 10% in interest at the end of the Interest Term. If the
Index performance is 20%, and the Participation Rate is 10%, we will credit 2% (10% of 20%) in interest at the end of the Interest
Term. You may earn less than the Index performance as a result.
The Floor, Buffer, and Boost will limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and the
Floor is -10%, we will credit -10% at the end of the Interest Term. If the Index performance is -25% and the Buffer is -10%, we will credit -15% at the end of the Interest Term. If the Index
performance is -25% and the Boost is 10%, we will credit -15% at the end of the Interest Term.
Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce
Index performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.

Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Cap Rate, Participation Rate, and Dual Step Rate may limit positive Index returns.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if the Index performance is
20%, and the Cap Rate or Dual Step Rate (as applicable) is 10%, we will credit 10% in interest at the end of the Interest Term. If the
Index performance is 20%, and the Participation Rate is 10%, we will credit 2% (10% of 20%) in interest at the end of the Interest
Term.
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	You may earn less than the Index performance as a result.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Floor, Buffer, and Boost will limit negative Index performance and thereby provide limited protection in the case of a market decline.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, if the Index performance is -25% and the
Floor is -10%, we will credit -10% at the end of the Interest Term. If the Index performance is -25% and the Buffer is -10%, we will credit -15% at the end of the Interest Term. If the Index
performance is -25% and the Boost is 10%, we will credit -15% at the end of the Interest Term.

Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. The historical performance of a reference Index should not be taken as an indication of the future performance of the Index. Index performance will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment. Generally, each Risk Control Account has broad risks that apply to all indices, such as market risk, as well as specific risks of investing in particular types of securities. Investing in certain types of securities, such as foreign (non-U.S.) securities or small or mid-cap securities, subjects you to greater risk and volatility than the general market.
The extent to which negative Index performance will reduce your Risk Control Account Value depends upon the Risk Control Account to which you allocate Contract Value, due to the different Crediting
Strategies that apply. The maximum amount your Risk Control Account Value could decline each
Interest Term due to negative Index performance is 90% with the -10% Buffer or the 10% Boost.
These options provide relatively less protection from negative Index performance than other Risk Control
Accounts.

Index-Linked Option Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Other Index-Linked Option Risks. In addition to the risk of loss from negative Index performance, there are other risks of investing in a Risk Control Account.
You assume the risk that the only available Allocation Options are the Fixed Account and a Risk Control
Account with a minimum 1% Cap Rate. The Cap Rate, Dual Step Rate, or Participation Rate for any other
Risk Accounts that we make available can be reduced to as little as the minimum rate identified in
Appendix A for that Risk Control Account. As a result, the Index interest that you receive may be lower than the return you would have received on an investment in a mutual fund or exchange-traded fund designed to track the performance of the selected reference Index.
You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.
•Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a
"price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing Rate, which was
3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each
Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Because the Index interest is calculated at a single point in time, you may experience a negative or flat return even if the Index has experienced gains through some, or most, of the Interest Term.

Index Substitution Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk That We May Eliminate an Allocation Option or Eliminate or Substitute an Index. During the life of your Contract, the Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap
Rate, and a minimum 100% Participation Rate will always be available. Otherwise, there is no guarantee that any Allocation Option, Crediting Strategy, Interest Term, or Index will be available during the entire time you own your Contract. We may discontinue an Allocation Option or Index effective as of the end of an Interest Term, or in the case of certain Index changes, discontinue an Index and substitute a new
Index for a Risk Control Account before the end of an Interest Term. You assume the risk that we may discontinue some or all of the other Risk Control Accounts and the only options remaining are the
Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate. Any remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
If we substitute or change an Index, the performance of the new Index may differ from the original Index.
If there is a delay between the date we remove the Index and the date we add a substitute Index, your
Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return. If we do not provide a substitute Index, a Risk Control Account may also be discontinued before the end of an Interest Term, resulting in us transferring your Risk Control Account Value to the Fixed Account for the remainder of the Interest Term. The amount of interest you earn in the Fixed Account may be less than the amount you would have earned in the Risk Control Account at the end of the Interest Term. If there is a delay between the date we remove the Index and the date we transfer value to the Fixed Account, your
Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the
Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
An Index or Allocation Option change may negatively affect interest credited and your resulting Contract
Value, as well as how you want to allocate Contract Value between available Allocation Options. If we eliminate an Allocation Option or eliminate or substitute an Index, and you do not wish to allocate your
Contract Value to the remaining Allocation Options available under the Contract, you may surrender your
Contract, but you may be subject to a Surrender Charge, Interim Value calculation, and Market Value
Adjustment, which may result in a loss of principal and credited interest. Surrenders are subject to federal income taxes, and may be subject to a 10% additional tax if taken before age 59½.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Account and the Risk Control Accounts), guarantees (such as the Income
Benefit and Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You should look solely to our financial strength and claims-paying ability in meeting the guarantees under the Contract. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.

Index-Linked Option Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Index-Linked Option Market Risk. You assume the investment risk that no Index interest will be credited and therefore positive Index performance will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause Index performance to not increase your
Risk Control Account Value for a prolonged period. In addition to the general market risks described above, the reference Indices are subject to the following specific risks:
•The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S.
companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in an equity market rally that occurs immediately after a period of elevated volatility when the Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
If you invest in a Risk Control Account and the relevant Index declines, it may or may not reduce your
Risk Control Account Value, depending on the Risk Control Account to which you allocated your Contract
Value.
•If you allocate to a Risk Control Account that has a Floor, you assume the risk of a negative Index
Return up to the Floor. Your Risk Control Account Value could decline up to a maximum of 10%
each Interest Term with the -10% Floor due to negative Index performance.
•If you allocate to a Risk Control Account with a Buffer, you assume the risk of a negative Index
Return after application of the Buffer. Your Risk Control Account Value could decline up to 90%
each Interest Term with the -10% Buffer, if the Index declines by 100% during the Interest Term.
•If you allocate to a Risk Control Account with a Boost, you assume the risk of a negative Index
Return that exceeds the Boost. Your Risk Control Account Value could decline up to 90% or 80%
with a 10% Boost or a 20% Boost, respectively, if the Index declines by 100% during the Interest
Term.
•If you allocate to a Risk Control Account with a Dual Step Rate, you assume the risk that a negative Index Return after application of the Buffer will drastically change the amount credited to you. For example, if the Buffer is -10%, the Dual Step Rate is 40%, and the Index Return is -10%,
we would credit you 40%. However, if the Index Return is -10.01%, we would credit you -0.01%.
Daily changes in your Risk Control Account Value may also be more significant than for other strategies due to the potential for small negative market movements around the Buffer to have large impacts on the Interim Value, especially near the end of the Interest Term.
•The Floor, Buffer, and Boost describe the level of investment loss that can be experienced in one
Interest Term, but losses over multiple Interest Terms could result in a loss of previously credited interest and a loss of principal.
•The Floor, Buffer, and Boost do not limit losses to the Risk Control Accounts from the Surrender
Charge, Interim Value calculation, Income Benefit Fee, Market Value Adjustment, federal income taxes, additional taxes, and proportionate calculations, which could result in a loss of previously credited interest or principal even if performance has been positive.

S&P 500 Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S.
companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

Dimensional US Small Cap Value Systematic Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.

Barclays Risk Balanced Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in an equity market rally that occurs immediately after a period of elevated volatility when the Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.

Liquidity, Withdrawal, And Flex Transfer Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity, Withdrawal, and Flex Transfer Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term savings vehicle. The Contract may not be appropriate for investors who plan to take Excess
Withdrawals or surrender the Contract in the short-term. Surrender Charges, Market Value
Adjustments, Interim Value calculations, the Income Benefit Fee, proportionate calculations, income taxes, and additional taxes may result in the loss of your principal and previously credited interest. Withdrawals and Flex Transfers could also significantly negatively impact your values under the Contract and the amount you receive from any payments.
•Surrender Charge Risk. If you take an Excess Withdrawal or surrender your Contract during the first six Contract Years, you may pay a Surrender Charge of up to 8% of the amount withdrawn that exceeds the Annual Free Withdrawal Amount.
•Market Value Adjustment Risk. If you surrender your Contract or take an Excess Withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract
Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount. Particularly in an
increasing interest rate environment, a negative Market Value Adjustment could significantly decrease the amount you receive from an Excess Withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your
Contract Value.
•Interim Value Risk. For Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for Income Benefit Payments), make a Flex Transfer, surrender your
Contract, die, begin Payout Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account.
The Interim Value calculated for a Risk Control Account during an Interest Term could be significantly lower than the performance of the reference Index during most of the Interest Term.
The Interim Value may reflect a negative return even when the value of the applicable Index has increased. You may have an Interim Value that reflects a negative return regardless of the
Crediting Strategy selected; for example, the Interim Value could reflect negative returns that exceed the applicable Floor, that apply even if Index losses were within the applicable Buffer, or that are not offset by the applicable Boost. The Interim Value may change each Business Day, and it is possible that even relatively small daily market movements may have significant impacts on the Interim Value. An Interim Value that reflects a negative return could significantly decrease the values under your Contract by more than the withdrawal or transfer amount.
In extreme circumstances, losses from the Interim Value calculation could be as high as
100% of your Risk Control Account Value. You should consult with your financial professional about whether to elect the Fixed Account Automatic Transfer and Withdrawal Program, which allows Income Payments to be taken only from the Fixed Account.
•Future Returns Risk. Only the Crediting Base remaining in a Risk Control Account after a withdrawal or Flex Transfer will be credited interest, positive or negative, at the end of the Interest
Term.
•Proportionate Calculation Risk. Excess Withdrawals reduce the Income Benefit Base, which is used to determine the Income Payment, and the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and Market
Value Adjustment) to the Contract Value immediately prior to the withdrawal. Additionally, for
Contract Value allocated to a Risk Control Account, if you take a withdrawal (including for
Income Benefit Payments), make a Flex Transfer, surrender your Contract, die, begin Payout
Options, or we deduct the Income Benefit Fee, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. Such proportional reductions may be substantially more than the amount withdrawn or transferred, could significantly decrease your Income Benefit Payment,
Death Benefit, Crediting Base, and remaining Contract Values, and could terminate the
Income Benefit and the Contract.
•Tax Risks. Federal Income taxes apply to any withdrawal or surrender. A 10% additional tax may also apply if taken before the Owner is age 59½. You should consult your tax advisor before taking a withdrawal or surrendering the Contract.
•Valuation Risk. The withdrawn, transferred, or surrendered value is calculated at the end of the
Business Day that we receive your request in Good Order. This means that you will not be able to determine your Risk Control Account Value before requesting a withdrawal, surrender, or Flex
Transfer, and the resulting value may be higher or lower than it was at the time of your request.

Reinvestment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Reinvestment Risk. You assume the risk that if we do not receive transfer instructions at least one
Business Day prior to the end of the current Interest Term, we will apply the maturing Contract Value to a new Interest Term of the same Risk Control Account. If the same Risk Control Account is not available, we will apply the value to the Fixed Account. These default Allocation Options may not align with your desired allocations.

Income Benefit Feature Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Income Benefit Feature Risk. Purchasers should consult with a financial representative to determine if the Income Benefit is suitable for them based upon their financial needs and risk tolerance. The Income
Benefit Fee will be assessed whether or not the Owner receives Income Benefit Payments. The Risk
Control Accounts are more limited in number and upside potential with the IncomeGrowth
Protection rider, and with the IncomeGrowth Performance rider for reallocations after the Income
Benefit Payment Start Date. You should also consider any differences between the Base
Withdrawal Percentages, Annual Increase Percentages, Maximum Annual Increase Period, and
Income Benefit Fee Rates applicable to each rider.
You should carefully consider when to begin taking Income Benefit Payments. If Income Benefit
Payments are elected earlier, the Income Benefit Percentage will be lower, resulting in lower Income
Benefit Payments, and the Contract will have less time to accumulate value. However, earlier Income
Benefit Payments could result in receiving payments for a longer period of time. If Income Benefit
Payments are delayed, the Income Benefit Percentage may be higher, resulting in higher Income Benefit
Payments, and the Contract will have more time to accumulate value, which could result in higher payments and might result in a higher Death Benefit. The Risk Control Accounts available to you for reallocation with the IncomeGrowth Performance Rider are also more limited after the Income Benefit
Payment Start Date. See Appendix A.
Excess Withdrawals could significantly reduce the Death Benefit, Income Benefit Base, and Income
Benefit Payments and could terminate the Contract. Income Benefit Payments reduce the Death Benefit,
Surrender Value, Contract Value and the Annual Free Withdrawal Amount by the amount of the Income
Benefit Payment.
The Income Benefit Payment is taken out of the Owner’s Contract Value unless the Contract Value is reduced to zero. The probability of you outliving your Contract Value and receiving Income Benefit
Payments from our General Account may be minimal. The Income Benefit Payments are subject to federal income tax and may be subject to a 10% additional tax if elected prior to age 59½. Any amounts paid by the Company in excess of the Contract Value are subject to the Company’s financial strength and claims paying ability.

Contract Issue Date Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Issue Date Risk. The Company only issues the Contract on the 10th and 25th of each month.
Therefore, the Purchase Payment may be held in the Company’s General Account for up to fifteen days prior to being invested in the Contract and will not earn any interest during that period.

Business Disruption And Cyber-Security Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure
(e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CUNA Brokerage
Services, Inc. ("CBSI"), and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we, CBSI, or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
In addition, we are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities.
Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate
Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	The Buffer provides you limited protection each Interest Term against negative Index performance up to the Buffer, but we will credit you any negative interest that exceeds the Buffer.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if you choose a -10% Buffer and the Index Return is -5%, your Risk Control Account value will not increase or decrease, because the negative Index performance does not exceed the Buffer. However, if you choose a -10% Buffer and the Index Return is -15%, your Risk Control
Account Value will decrease by 5%, which is the amount of negative interest that exceeds the
Buffer. We currently offer Risk Control Accounts with a -10% Buffer and a -20% Buffer. There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the Index declines by 100%) each Interest Term due to negative Index performance.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Buffer Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Buffer:-10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer:-10% and -20%
Buffer Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Buffer:-10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer:-10% and -20%
Buffer Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer:-10% and -20%
Buffer Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Buffer: -10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer: -10% and -20%
Buffer Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Dual Step Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Loss Limit Type	Buffer:-10% and -20%
Buffer Rate Return Limit [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Floor Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	The Floor is the maximum amount of negative interest that we will credit you at the end of an
Interest Term. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor you elected.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if you elect a Floor of 0%, a negative Index
Return will not reduce your Risk Control Account Value. If you elect a Floor of -10%, negative
Index performance could reduce your Risk Control Value by up to 10% each Interest Term. We currently offer eleven Floor options:  0%, -1%, -2%, -3%, -4%, -5%, -6%, -7%, -8%, -9%, and
-10%. There is a risk of loss of principal and previously credited interest of up to the Floor
(a maximum loss of 10% with a Floor of -10%) each Interest Term due to negative Index performance.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	10.00%
Floor Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor: 0% to -10%in 1% increments
Floor Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index., 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor: 0% to -10%in 1% increments
Floor Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income,1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor: 0% to -10%in 1% increments
Floor Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate:10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	Floor: 0%
Floor Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate:10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	Floor: 0%
Floor Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Floor: 0%, Minimum Cap Rate:10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	Floor: 0%
Floor Rate Return Limit [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	10.00%
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Cap Rate is the maximum amount of any positive Index interest that we will credit you at the end of an Interest Term. Positive Index performance will increase your Risk Control Account Value by up to the Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 15% and the Cap Rate is 10%, we
would credit you 10%. Generally, the Cap Rate varies according to the level of risk you accept in choosing a Floor, Buffer, or Boost. For example, the Cap Rate would be higher for the -10% Floor
(allowing potentially greater increases and decreases) and lower for the 0% Floor (limiting the amount of potential increases and decreases). Similarly, the Cap Rate will also be higher for a
-10% Buffer or 10% Boost than for a -20% Buffer or 20% Boost. Generally, the Cap Rate will also be higher for a six-year Interest Term than a one-year Interest Term. With the Cap Rate, you may receive only a portion of any positive Index performance.

Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index., 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income,1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate:10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 10%(3)
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate:10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 10%(3)
Cap Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Floor: 0%, Minimum Cap Rate:10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 10%(3)
Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Buffer:-10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Buffer:-10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Buffer: -10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Boost:10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Boost:10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Participation Rate is the percentage of any positive Index interest that we will credit you at the end of an Interest Term. For Risk Control Accounts with a Buffer or Floor, the Participation
Rate is applied to any positive Index Return.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 15% and the
Participation Rate is 110%, we would credit you 16.5% (110% of 15%). For Risk Control Accounts with a Boost, the Participation Rate is applied to any Index Return that is greater than the Boost.
For example, if the Boost is 10%, the Index Return is 15%, and the Participation Rate is 110%,
we would credit you 15.75% (the 10% Boost plus 110% of 5%, the Index Return that is greater than the Boost). With a Participation Rate that is less than 100%, you may receive only a portion of any positive Index performance.

Participation Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index., 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income,1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate:10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 10%(3)
Participation Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate:10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 10%(3)
Participation Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Floor: 0%, Minimum Cap Rate:10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 10%(3)
Participation Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Buffer:-10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Buffer:-10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Buffer: -10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Boost:10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Boost:10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Boost Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	The Boost provides you limited protection each Interest Term by increasing any negative Index performance by the amount of the Boost. If the Index Return is zero or positive, the Boost is also the minimum Adjusted Index Return (subject to the Cap Rate).
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if you choose a 10%
Boost and the Index Return is -5%, your Risk Control Account value will increase by 5% (the -5%
Index Return plus the 10% Boost). If you choose a 10% Boost and the Index Return is -15%, your
Risk Control Account Value will decrease by 5%, (the -15% Index Return plus the 10% Boost).
We currently offer Risk Control Accounts with a 10% Boost and a 20% Boost. There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the
Index declines by 100%) each Interest Term due to negative Index performance.

Boost Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Boost:10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Loss Limit Type	Boost:10% and 20%
Boost Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Boost:10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Loss Limit Type	Boost:10% and 20%
Boost Return Limit [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Dual Step Rate Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Dual Step Rate is the Adjusted Index Return that we will credit you when the Index Return is greater than or equal to the applicable Buffer. In other words, if you choose a Buffer of -10%, the
Dual Step Rate will only apply if there is negative Index Return that is -10% or better, or a positive Index Return. We will not credit you interest from positive Index performance that exceeds the Dual Step Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Buffer is -10% and the Index Return is -5%
(which is greater than the Buffer), and the Dual Step Rate is 50%, we would credit you with the
Dual Step Rate of 50%. Similarly, if the Buffer is -10% and there is a positive Index Return of
60%, and the Dual Step Rate is 50%, we would credit you with the Dual Step Rate of 50%.
However, if the Buffer is -10% and the Index Return is -15% (which is less than the Buffer), the
Dual Step Rate would not apply, and we would credit you with -5% (the -15% Index Return minus the -5% Buffer). With the Dual Step Rate, you may receive only a portion of any positive
Index performance.

Dual Step Rate Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Dual Step Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Step Rate: 10%
10% Boost Return Limit [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
20% Boost Return Limit [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	80.00%
S&P 500 Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		16.00%	23.00%	24.00%	(19.00%)	27.00%	16.00%	29.00%	(6.00%)	19.00%	10.00%	(1.00%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.00%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s.
Dimensional US Small Cap Value Systematic Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		5.00%	6.00%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. The Index includes stocks within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book. Within this universe, the Index is designed to target higher-expected-return securities by excluding stocks with lower profitability or high asset growth. The Index uses information in market prices to systematically pursue higher expected returns in a broadly diversified manner.

Barclays Risk Balanced Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		(2.00%)	2.00%	(5.00%)	(14.00%)
Annual Return, Example Capped and Buffered [Percent]		0.00%	2.00%	0.00%	(4.00%)
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of
Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Equities consist of an equally weighed portfolio of 50 US stocks that have shown low volatility during the past year. To ensure sector diversification, there can be no more than
10 securities per sector. Dividends are reinvested. For fixed income, the Index provides exposure to three indices tracking the 2, 5, and 10-year US Treasury futures, equally weighted. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly.